Schedule of Investments (unaudited) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Allegro CLO V Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.52%, 10/16/30(a)(b)	USD	471	$467,234
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.57%, 10/15/29(a)(b)		287	265,176
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(b)		2,000	1,976,646
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-5RA, Class E, (3-mo. CME Term SOFR + 5.66%), 10.97%, 01/15/30		860	804,772
Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.13%, 01/28/31		250	236,081
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.47%, 07/18/29(a)(b)		418	416,493
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.50%, 07/17/30(a)(b)		233	231,919
Ares XL CLO Ltd., Series 2016-40A, Class A1RR, (3-mo. CME Term SOFR + 1.13%), 6.44%, 01/15/29(a)(b)		720	713,538
ARES XLVII CLO Ltd., Series 2018-47A, Class A1, (3-mo. CME Term SOFR + 1.18%), 6.49%, 04/15/30(a)(b)		242	241,270
Argent Securities Trust, Series 2006-W5, Class A1A, (1-mo. Term SOFR + 0.41%), 5.71%, 06/25/36(a)		4,104	2,630,489
Atrium XIII, Series 13A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.86%, 11/21/30(a)(b)		250	243,840
Atrium XV, Series 15A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.61%, 01/23/31(a)(b)		550	527,738
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.88%, 07/19/34(a)(b)		250	238,579
Ballyrock CLO Ltd., Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.09%, 10/20/35(a)(b)		500	506,384
Barings CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.72%, 07/15/34		250	243,191
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1-mo. Term SOFR + 0.39%), 5.69%, 11/25/36(a)		967	933,581
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3-mo. CME Term SOFR + 1.13%), 6.44%, 07/15/29(a)(b)		106	105,084
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.62%, 07/15/34(a)(b)		250	242,426
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.79%, 10/22/30(a)(b)		401	399,215
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/20/30(a)(b)		3,296	3,288,401
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 6.57%, 07/20/31(a)(b)		1,610	1,601,931
Carlyle U.S. CLO Ltd.(a)(b)
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/20/31		250	248,739
Series 2020-2A, Class CR, (3-mo. LIBOR US + 3.20%), 8.81%, 01/25/35		250	245,182
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1-mo. Term SOFR + 0.23%), 5.53%, 10/25/36		2,854	2,226,405

Security		Par (000)	Value

Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust(a) (continued)
Series 2006-FRE2, Class A5, (1-mo. Term SOFR + 0.19%), 5.49%, 03/25/35	USD	5,879	$4,586,159
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32(a)(b)		500	473,519
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/20/30(a)(b)		1,089	1,087,344
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. Term SOFR + 0.43%), 5.73%, 10/25/36(a)		4,121	2,713,423
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/20/35(a)(b)		400	385,145
CIFC Funding IV Ltd., Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.56%, 10/24/30(a)(b)		468	464,681
CIFC Funding Ltd.(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.68%, 04/27/31		250	248,911
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.77%, 10/17/31		550	548,625
Series 2016-1A, Class 1A, (3-mo. CME Term SOFR + 1.96%), 7.30%, 10/21/31		750	738,682
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.67%, 07/15/36		500	487,318
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.70%, 10/22/35		250	250,197
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.29%, 10/22/35		500	501,825
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36(c)		334	195,181
Clear Creek CLO, Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/20/30(a)(b)		250	243,544
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1-mo. Term SOFR + 0.25%), 5.55%, 06/25/37(a)		513	471,338
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.48%, 01/15/37(a)		418	375,111
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/20/30(a)(b)		363	361,237
Dryden 106 CLO Ltd., Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.18%, 10/15/35(a)(b)		500	506,943
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.67%, 01/15/31(a)(b)		242	240,996
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.47%, 04/15/29(a)(b)		390	388,050
Elmwood CLO 22 Ltd., Series 2023-1A, Class E, (3-mo. CME Term SOFR + 7.65%), 12.43%, 04/17/36(a)(b)		500	502,830
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 04/15/33(a)(b)		250	248,756
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39(b)		3,800	3,540,533
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.52%, 04/17/31(a)(b)		1,397	1,388,836
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1-mo. Term SOFR + 0.43%), 5.73%, 05/25/36		4,107	2,399,367

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fremont Home Loan Trust(a) (continued)
Series 2006-D, Class 2A3, (1-mo. Term SOFR + 0.26%), 5.56%, 11/25/36	USD	6,238	$2,174,171
Galaxy 31 CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.21%, 04/15/36(a)(b)		300	301,371
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3-mo. CME Term SOFR + 5.51%), 10.84%, 04/20/31(a)(b)		500	443,502
Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, (3-mo. LIBOR US + 1.20%), 6.58%, 11/22/31(a)(b)		750	746,802
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.67%, 07/15/31(a)(b)		500	497,810
Generate CLO Ltd.(a)(b)
Series 2A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.21%, 01/22/31		600	574,603
Series 2A, Class ER, (3-mo. CME Term SOFR + 5.91%), 11.26%, 01/22/31		250	225,483
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.76%, 10/15/30(a)(b)		480	479,047
GoldenTree Loan Management U.S. CLO Ltd.(a)(b)
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.50%, 11/20/30		906	899,305
Series 2018-3A, Class D, (3-mo. CME Term SOFR + 3.11%), 8.44%, 04/20/30		250	241,094
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 10/20/32		250	249,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/20/31(a)(b)		500	498,458
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.64%, 07/20/31(a)(b)		250	245,197
Gulf Stream Meridian Ltd., Series 2020-IA, Class E, (3-mo. CME Term SOFR + 6.71%), 12.02%, 04/15/33(a)(b)		500	449,362
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1-mo. Term SOFR + 0.28%), 5.58%, 04/25/37(a)		3,364	2,280,097
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3-mo. CME Term SOFR + 5.76%), 11.09%, 07/20/30(a)(b)		1,000	861,585
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.91%), 8.24%, 10/20/27(a)(b)		250	248,310
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.57%, 03/20/30(a)(b)		194	192,675
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1-mo. Term SOFR + 0.43%), 5.73%, 08/25/36(a)		5,019	1,987,766
Madison Park Funding LXIII Ltd., Series 2063, Class E, (3-mo. CME Term SOFR + 8.57%), 13.30%, 04/21/35		350	353,032
Madison Park Funding XLI Ltd., Series 12A, Class AR, (3-mo. CME Term SOFR + 1.09%), 6.44%, 04/22/27(a)(b)		270	269,153
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.83%, 04/19/33		500	470,672

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.20%, 07/21/30(a)(b)	USD	500	$488,048
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.55%, 10/21/30(a)(b)		250	237,197
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.57%, 10/18/30		565	544,314
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.27%, 10/18/30		500	475,788
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.58%, 04/25/29(a)(b)		970	965,763
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3-mo. LIBOR US + 3.00%), 8.63%, 07/29/30(a)(b)		250	241,343
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3-mo. CME Term SOFR + 1.01%), 6.32%, 04/15/29(a)(b)		236	233,613
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/33(a)(b)		800	793,553
Mastr Asset-Backed Securities Trust, Series 2006-HE2, Class A3, (1-mo. Term SOFR + 0.41%), 5.71%, 06/25/36(a)		7,080	2,614,329
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.49%, 10/15/29(a)(b)		486	483,493
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.07%, 07/15/34(a)(b)		710	662,636
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-25A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.50%, 10/18/29		1,366	1,358,724
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.49%, 10/18/30		244	242,180
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/31		400	389,708
Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36		250	247,150
Neuberger Berman Loan Advisers NBLA CLO Ltd.(a)(b)
Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.10%, 10/24/35		550	551,346
Series 2022-52A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.16%, 10/24/35		250	250,404
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.56%, 01/15/33		550	541,602
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.53%, 07/15/30		581	575,600
Series 2017-14A, Class A2, (3-mo. LIBOR US + 1.50%), 6.88%, 11/20/30		400	393,004
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 07/20/32		500	493,994
Octagon Investment Partners Ltd.(a)(b)
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.52%, 07/15/29		224	222,730
Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.89%, 07/20/30		500	441,953

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 6.52%, 07/15/29(a)(b)	USD	401	$399,020
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.55%, 07/19/30(a)(b)		2,549	2,537,628
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 7.01%, 01/25/31(a)(b)		250	244,501
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. LIBOR US + 1.00%), 6.32%, 02/14/31(a)(b)		500	495,687
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.36%, 01/22/30(a)(b)		500	470,906
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 01/20/32(a)(b)		250	244,586
OZLM VII Ltd., Series 2014-7RA, Class A1R, (3-mo. CME Term SOFR + 1.27%), 6.58%, 07/17/29(a)(b)		354	351,187
OZLM VIII Ltd., Series 2014-8A, Class A1R3, (3-mo. CME Term SOFR + 1.24%), 6.55%, 10/17/29(a)(b)		604	601,199
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.13%, 01/20/31(a)(b)		250	212,997
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.70%, 01/17/31(a)(b)		597	595,218
Palmer Square Loan Funding Ltd.(a)(b)
Series 2020-1A, Class A1, (3-mo. LIBOR US + 0.80%), 6.18%, 02/20/28		56	56,140
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 6.49%, 04/20/29		220	219,707
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.39%, 07/20/29		925	920,845
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.36%, 04/15/30		204	202,634
Rad CLO Ltd.(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.24%), 6.55%, 07/15/31		700	694,783
Series 2019-6A, Class E, (3-mo. CME Term SOFR + 7.79%), 13.12%, 01/20/33		500	485,318
Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.63%, 10/20/35		250	249,709
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.47%, 04/17/30(a)(b)		250	249,571
Regatta VIII Funding Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.82%, 10/17/30(a)(b)		394	393,261
Regatta XI Funding Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.64%, 07/17/31(a)(b)		248	247,515
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.02%, 01/15/34(a)(b)		850	832,369
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.65%, 07/15/36		500	499,930
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(d)		1,110	961,593

Security		Par (000)		Value

Asset-Backed Securities (continued)
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37(c)	USD	3,537		$1,496,445
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.42%, 10/15/29(a)(b)		500		476,447
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1-mo. Term SOFR + 0.51%), 5.81%, 09/25/47(a)		3,590		3,261,575
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(d)		—	(e)	672,107
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 6.56%, 10/26/34(a)(b)		1,200		1,199,810
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.65%, 07/20/32(a)(b)		250		248,262
Stratus Static CLO Ltd., Series 2022-3A, Class D, (3-mo. CME Term SOFR + 5.29%), 10.62%, 10/20/31(a)(b)		500		501,105
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 6.65%, 01/17/32(a)(b)		500		493,528
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.20%, 04/23/35(a)(b)		600		587,415
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.41%, 01/17/32(a)(b)		1,285		1,271,866
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.50%, 07/15/30(a)(b)		2,312		2,298,505
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31(a)(b)		250		245,488
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34(a)(b)		250		245,025
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.30%, 07/21/34(a)(b)		1,000		990,864
Trestles CLO Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.51%, 04/25/32(a)(b)		250		237,451
Trimaran CAVU Ltd.
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 6.76%), 12.11%, 04/23/32(a)(b)		375		342,181
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.43%, 10/22/35		500		504,149
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.45%, 01/20/36(a)(b)		1,100		1,101,060
Series 2022-2A, Class E, (3-mo. CME Term SOFR + 8.81%), 14.14%, 01/20/36(a)(b)		500		501,002
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 1.00%, 07/20/36(f)		500		490,000
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(g)	GBP	31		39,335
Voya CLO Ltd.
Series 2021-1A, (3-mo. CME Term SOFR + 3.41%), 8.72%, 07/15/34(a)(b)	USD	250		234,275
Series 2022-4, Class E, (3-mo. CME Term SOFR + 7.50%), 12.83%, 10/20/33		350		349,140
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 6.57%, 10/15/30(a)(b)		441		437,256

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1-mo. Term SOFR + 0.35%), 5.65%, 05/25/37(a)	USD	5,687	$4,775,406
Whetstone Park CLO Ltd., Series 2021-1A, Classs 1A, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/35(a)(b)		275	268,806
York CLO Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.27%), 8.62%, 10/22/29(a)(b)		250	249,232

Total Asset-Backed Securities — 19.3% (Cost: $110,840,360)			106,203,871

		Shares

Common Stocks

Aerospace & Defense — 0.4%
RTX Corp.		25,650	2,255,404

Building Products — 0.3%
Carrier Global Corp		25,650	1,527,458

Machinery — 0.2%
Otis Worldwide Corp		12,825	1,166,562

Total Common Stocks — 0.9% (Cost: $2,968,841)			4,949,424

		Par (000)

Corporate Bonds

Aerospace & Defense — 4.0%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	185	179,450
Bombardier, Inc.(b) 7.50%, 03/15/25		22	22,077
7.13%, 06/15/26(h)		1,318	1,307,595
7.88%, 04/15/27(h)		781	778,513
6.00%, 02/15/28(h)		683	642,149
7.50%, 02/01/29(h)		970	961,005
7.45%, 05/01/34		286	328,042
Embraer Netherlands Finance BV(b) 6.95%, 01/17/28		269	272,131
7.00%, 07/28/30		734	741,780
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		664	610,370
HEICO Corp., 5.35%, 08/01/33(h)		265	263,881
Howmet Aerospace, Inc., 5.13%, 10/01/24		2	1,980
L3Harris Technologies, Inc.(h) 5.40%, 07/31/33		390	392,695
5.60%, 07/31/53		140	142,790
Lockheed Martin Corp., 4.09%, 09/15/52(h)		451	389,932
Northrop Grumman Corp., 3.85%, 04/15/45(h)		680	552,617
Rolls-Royce PLC, 5.75%, 10/15/27(b)(h)		1,545	1,522,544
RTX Corp., 3.75%, 11/01/46(h)		700	548,007
Spirit AeroSystems, Inc.(b) 7.50%, 04/15/25		40	39,982
9.38%, 11/30/29		787	842,443
TransDigm, Inc. 6.25%, 03/15/26(b)(h)		6,944	6,906,613
6.38%, 06/15/26		58	57,407

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued) 7.50%, 03/15/27	USD	134	$133,946
6.75%, 08/15/28(b)		3,142	3,151,376
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,159	1,190,449

			21,979,774

Automobile Components — 1.4%
Aptiv PLC, 4.40%, 10/01/46(h)		280	217,651
Clarios Global LP, 6.75%, 05/15/25(b)		140	140,322
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(g)	EUR	423	451,136
6.25%, 05/15/26(b)(h)	USD	1,265	1,264,061
8.50%, 05/15/27(b)(h)		3,519	3,562,942
6.75%, 05/15/28(h)		1,034	1,038,615
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(g)	EUR	100	115,448
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	231	212,445
Forvia, 3.75%, 06/15/28(g)	EUR	100	102,528
Goodyear Tire & Rubber Co. 5.00%, 07/15/29(h)	USD	132	121,718
5.63%, 04/30/33		137	122,690
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(g)(i)	EUR	100	99,961
ZF Finance GmbH, 2.00%, 05/06/27(g)		100	98,409

			7,547,926

Automobiles — 1.9%
Arko Corp., 5.13%, 11/15/29(b)(h)	USD	232	192,860
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)		168	146,413
Ford Motor Co. 3.25%, 02/12/32(h)		598	472,799
6.10%, 08/19/32		232	224,454
Ford Motor Credit Co. LLC 2.75%, 06/14/24	GBP	105	129,588
5.13%, 06/16/25	USD	397	386,539
3.38%, 11/13/25		200	186,996
4.39%, 01/08/26		1,250	1,187,877
6.86%, 06/05/26	GBP	108	136,218
2.70%, 08/10/26	USD	376	337,052
4.95%, 05/28/27(h)		519	492,507
6.80%, 05/12/28		754	760,929
5.11%, 05/03/29(h)		214	199,827
7.35%, 03/06/30		600	621,130
7.20%, 06/10/30		1,069	1,096,153
3.63%, 06/17/31		417	344,699
General Motors Co., 6.25%, 10/02/43(h)		2,194	2,155,744
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		328	333,199
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		228	186,517
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(g)	EUR	100	102,825
Renault SA, 2.38%, 05/25/26(g)		100	103,739
TML Holdings Pte. Ltd., 4.35%, 06/09/26(g)(h)	USD	200	186,010
Wabash National Corp., 4.50%, 10/15/28(b)		281	236,742

			10,220,817

Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA, (5-year USD Swap + 3.87%), 6.13%(a)(h)(j)		2,000	1,727,712
Banco BPM SpA
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	166,172
(5-year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(g)		100	97,111
Banco de Sabadell SA, (1-year EUR Swap + 2.40%), 5.25%, 02/07/29(a)(g)		100	109,968
Banco do Brasil SA, 6.25%, 04/18/30	USD	218	217,101

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Banco Santander SA, 6.92%, 08/08/33(f)	USD	400	$400,000
Bangkok Bank PCL, (5-year CMT + 4.73%), 5.00%		205	194,647
Bank Leumi Le-Israel BM, (5-year CMT + 3.47%), 7.13%, 07/18/33(a)(b)(g)		200	196,556
Chong Hing Bank Ltd., (5-year CMT + 3.86%), 5.70%(a)(g)(j)		250	243,992
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(h)		560	568,859
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(g)(j)	EUR	200	203,407
Credit Suisse AG/New York, 5.00%, 07/09/27(h)	USD	900	869,880
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200	193,084
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(h)		500	457,900
Wells Fargo & Co.(a)(h)
(1-day SOFR + 1.74%), 5.57%, 07/25/29		205	206,086
(1-day SOFR + 1.99%), 5.56%, 07/25/34		540	542,130

			6,394,605

Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(h)		2,160	2,047,135
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)(i)		1,065	864,948
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) 6.00%, 06/15/27		736	726,265
3.25%, 09/01/28		200	172,754
4.00%, 09/01/29(h)		2,668	2,182,171
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/25(b)		200	195,933
2.13%, 08/15/26(g)	EUR	243	241,536
4.13%, 08/15/26(b)	USD	400	374,705
5.25%, 08/15/27(b)		255	218,855
Ball Corp., 6.00%, 06/15/29(h)		249	249,000
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(h)		211	196,224
Mauser Packaging Solutions Holding Co.(b) 7.88%, 08/15/26(h)		4,174	4,162,736
9.25%, 04/15/27		120	111,486
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		51	50,711
Trivium Packaging Finance BV(b) 5.50%, 08/15/26		1,189	1,129,656
8.50%, 08/15/27(h)		1,369	1,316,928

			14,241,043

Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41(h)		250	176,824
Cidron Aida Finco SARL, 5.00%, 04/01/28(g)	EUR	100	99,802
Gilead Sciences, Inc., 4.75%, 03/01/46(h)	USD	700	656,005

			932,631

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		155	144,866

Building Materials — 1.2%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		269	262,352
Emerald Debt Merger Sub LLC 6.38%, 12/15/30(g)	EUR	100	109,950
6.63%, 12/15/30(b)	USD	3,366	3,344,962

Security		Par (000)	Value

Building Materials (continued)
Jeld-Wen, Inc.(b) 6.25%, 05/15/25	USD	189	$191,396
4.63%, 12/15/25		112	109,355
Masonite International Corp., 5.38%, 02/01/28(b)		161	153,352
New Enterprise Stone & Lime Co., Inc.(b) 5.25%, 07/15/28		103	95,790
9.75%, 07/15/28		48	47,240
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		731	696,797
Standard Industries, Inc. 2.25%, 11/21/26(g)	EUR	131	128,377
5.00%, 02/15/27(b)	USD	94	90,025
4.75%, 01/15/28(b)		115	107,143
4.38%, 07/15/30(b)		1,100	954,894
3.38%, 01/15/31(b)		55	44,416
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		40	37,736

			6,373,785

Building Products — 1.2%
Advanced Drainage Systems, Inc.(b) 5.00%, 09/30/27		373	356,234
6.38%, 06/15/30		522	516,729
Beacon Roofing Supply, Inc.(b) 4.13%, 05/15/29		159	140,453
6.50%, 08/01/30		334	334,835
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		104	90,076
GYP Holdings III Corp., 4.63%, 05/01/29(b)		472	421,590
HT Troplast GmbH, 9.38%, 07/15/28	EUR	100	109,783
Lowe’s Cos., Inc., 4.65%, 04/15/42(h)	USD	400	355,504
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		111	105,638
SRS Distribution, Inc.(b) 4.63%, 07/01/28		936	847,412
6.13%, 07/01/29(h)		652	572,096
6.00%, 12/01/29(h)		1,080	936,900
White Cap Buyer LLC, 6.88%, 10/15/28(b)(h)		1,577	1,420,738
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(i)		324	312,176

			6,520,164

Capital Markets — 1.4%
Ares Capital Corp., 7.00%, 01/15/27(f)		185	185,622
Blackstone Private Credit Fund 7.05%, 09/29/25		103	103,464
3.25%, 03/15/27		97	84,451
Blue Owl Capital Corp. 3.75%, 07/22/25(h)		238	222,196
3.40%, 07/15/26		83	74,902
Blue Owl Credit Income Corp. 3.13%, 09/23/26		56	48,873
7.75%, 09/16/27(b)(h)		395	394,075
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		273	248,541
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(h)		698	569,847
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26(h)		582	545,590
5.25%, 05/15/27(h)		1,021	900,012
4.38%, 02/01/29		414	335,792
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		270	230,261
NFP Corp.(b)(h) 4.88%, 08/15/28		968	871,097

5

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
NFP Corp.(b)(h) (continued)
6.88%, 08/15/28	USD	2,284	$2,021,598
7.50%, 10/01/30		136	132,287
Northern Trust Corp., 6.13%, 11/02/32(h)		300	312,663
Raymond James Financial, Inc., 4.95%, 07/15/46(h)		400	358,907
UBS Group AG, (1-year EURIBOR ICE Swap + 4.95%), 7.75%, 03/01/29(a)(g)	EUR	100	122,526

			7,762,704

Chemicals — 2.0%
Avient Corp., 7.13%, 08/01/30(b)	USD	141	142,136
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		245	209,679
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)(h)		600	572,217
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		305	193,681
Braskem Netherlands Finance BV, 7.25%, 02/13/33(b)		290	284,534
Chemours Co.(b)
5.75%, 11/15/28		59	54,133
4.63%, 11/15/29		227	191,604
Element Solutions, Inc., 3.88%, 09/01/28(b)(h)		2,001	1,768,415
HB Fuller Co., 4.25%, 10/15/28		141	125,607
Herens Holdco SARL, 4.75%, 05/15/28(b)		671	510,544
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(h)		423	386,618
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(g)	EUR	100	97,501
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)	USD	332	232,400
Kronos International, Inc., 3.75%, 09/15/25(g)	EUR	100	100,475
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	170	141,945
MEGlobal BV, 2.63%, 04/28/28(g)		200	174,810
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	201,479
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(g)	EUR	100	106,071
9.75%, 11/15/28(b)	USD	698	675,315
Sasol Financing USA LLC
8.75%, 05/03/29(b)		348	347,130
5.50%, 03/18/31		320	264,003
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(h)		305	280,343
Sherwin-Williams Co., 4.50%, 06/01/47(h)		310	270,945
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		586	464,540
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		830	839,524
7.25%, 06/15/28(h)		573	584,334
WR Grace Holdings LLC(b)
4.88%, 06/15/27		177	166,845
5.63%, 08/15/29(h)		1,429	1,205,919
7.38%, 03/01/31		419	417,272

			11,010,019

Commercial Services & Supplies — 1.8%
ADT Security Corp.(b)
4.13%, 08/01/29		35	30,363
4.88%, 07/15/32		72	61,830
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		222	209,235
APX Group, Inc., 5.75%, 07/15/29(b)		342	296,896
Ashtead Capital, Inc., 5.95%, 10/15/33(b)(h)		480	478,727
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		418	346,880

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	698	$691,376
9.75%, 08/01/27		297	309,226
5.50%, 05/01/28(h)		854	789,599
Garda World Security Corp., 9.50%, 11/01/27(b)		88	86,139
Herc Holdings, Inc., 5.50%, 07/15/27(b)(h)		781	750,499
Hertz Corp.(b)
4.63%, 12/01/26		161	145,455
5.00%, 12/01/29(h)		130	107,392
Inter Media and Communication SpA, 6.75%, 02/09/27(g)	EUR	100	106,367
LABL, Inc., 9.50%, 11/01/28(b)	USD	567	581,175
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		158	134,282
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		305	277,398
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24		142	140,579
5.75%, 04/15/26(h)		788	772,566
6.25%, 01/15/28(h)		232	218,412
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(h)		690	534,750
United Rentals North America, Inc.
5.50%, 05/15/27		173	170,098
6.00%, 12/15/29(b)(h)		2,299	2,296,306
Verisure Holding AB(g)
3.25%, 02/15/27	EUR	100	99,379
9.25%, 10/15/27		100	117,767

			9,752,696

Communications Equipment(b) — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(h)	USD	525	476,086
CommScope, Inc.
6.00%, 03/01/26(h)		486	445,912
8.25%, 03/01/27(h)		222	168,059
4.75%, 09/01/29		486	374,408
Viasat, Inc.
5.63%, 09/15/25		904	847,500
5.63%, 04/15/27		87	78,376

			2,390,341

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 10.38%, 08/01/30(f)		1,547	1,577,971

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(h)		425	404,188
Resideo Funding, Inc., 4.00%, 09/01/29		77	65,091
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		102	103,275

			572,554

Consumer Discretionary — 2.6%
APi Group DE, Inc.(b)
4.13%, 07/15/29		168	145,628
4.75%, 10/15/29		128	113,989
Carnival Corp.
10.13%, 02/01/26(g)	EUR	100	115,571
10.50%, 02/01/26(b)(h)	USD	762	803,236
7.63%, 03/01/26(b)(h)		197	194,343
5.75%, 03/01/27(b)		1,305	1,207,139
9.88%, 08/01/27(b)		335	350,239
4.00%, 08/01/28(b)		600	533,465
6.00%, 05/01/29(b)(h)		672	604,053
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(h)		3,048	3,325,822

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
CoreLogic, Inc., 4.50%, 05/01/28(b)(h)	USD	1,198	$985,355
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		114	106,938
Life Time, Inc.(b)
5.75%, 01/15/26		435	426,422
8.00%, 04/15/26		336	335,969
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		389	373,294
NCL Corp. Ltd.(b)
5.88%, 03/15/26(h)		429	405,945
8.38%, 02/01/28(h)		173	180,357
7.75%, 02/15/29		54	51,703
NCL Finance Ltd., 6.13%, 03/15/28(b)(h)		333	303,030
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		108	99,344
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		78	82,635
4.25%, 07/01/26		92	85,512
5.50%, 08/31/26		176	168,791
5.38%, 07/15/27		173	164,493
11.63%, 08/15/27		229	250,050
5.50%, 04/01/28		152	143,260
8.25%, 01/15/29		251	261,667
9.25%, 01/15/29(h)		491	522,733
7.25%, 01/15/30		399	403,315
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(g)	EUR	100	105,693
Viking Cruises Ltd.(b) 5.88%, 09/15/27(h)	USD	308	288,008
7.00%, 02/15/29		66	62,205
9.13%, 07/15/31		854	878,083
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	191,627

			14,269,914

Consumer Finance — 1.9%
American Express Co., (1-day SOFR + 1.93%), 5.63%, 07/28/34(h)		275	274,610
Block, Inc.(h)
2.75%, 06/01/26		845	769,254
3.50%, 06/01/31		2,184	1,829,265
Capital One Financial Corp.(a)(h)
(1-day SOFR + 2.64%), 6.31%, 06/08/29		180	180,680
(1-day SOFR + 2.86%), 6.38%, 06/08/34		130	131,240
Discover Financial Services, 6.70%, 11/29/32(h)		115	117,987
Global Payments, Inc.(h)
3.20%, 08/15/29		736	648,526
5.40%, 08/15/32		317	311,075
Iron Mountain U.K. PLC, 3.88%, 11/15/25(g)	GBP	100	119,989
Navient Corp.
7.25%, 09/25/23	USD	91	90,953
6.13%, 03/25/24		105	104,612
5.88%, 10/25/24		76	74,980
5.50%, 03/15/29		268	231,699
9.38%, 07/25/30		195	195,975
OneMain Finance Corp.
6.88%, 03/15/25		362	360,798
7.13%, 03/15/26(h)		422	418,037
3.50%, 01/15/27		389	336,358
6.63%, 01/15/28		285	270,211
9.00%, 01/15/29		37	37,596
5.38%, 11/15/29(h)		131	113,492
4.00%, 09/15/30		202	158,695

Security		Par (000)	Value

Consumer Finance (continued)
Sabre Global, Inc.(b)(h)
9.25%, 04/15/25	USD	229	$214,698
7.38%, 09/01/25		452	407,930
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(h)		819	773,832
Shift4 Payments, Inc., 0.00%, 12/15/25(k)(l)		219	237,834
Verscend Escrow Corp., 9.75%, 08/15/26(b)(h)		2,007	2,012,712

			10,423,038

Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		79	73,426
7.50%, 03/15/26		127	129,270
4.63%, 01/15/27		1,035	980,816
5.88%, 02/15/28(h)		377	367,104
6.50%, 02/15/28		199	198,218
3.50%, 03/15/29		114	99,243
4.88%, 02/15/30(h)		281	257,817
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(g)	GBP	100	110,049
BRF GmbH, 4.35%, 09/29/26(g)	USD	200	184,122
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(h)		557	548,628
Lamb Weston Holdings, Inc.(b)(h)
4.13%, 01/31/30		368	324,777
4.38%, 01/31/32		428	375,858
Performance Food Group, Inc., 4.25%, 08/01/29(b)(h)		376	334,007
Post Holdings, Inc.(b)
5.75%, 03/01/27		42	41,158
4.63%, 04/15/30(h)		397	349,847
4.50%, 09/15/31		17	14,474
Premier Foods Finance PLC, 3.50%, 10/15/26(g)	GBP	100	115,127
U.S. Foods, Inc.(b)
4.75%, 02/15/29(h)	USD	427	392,736
4.63%, 06/01/30		51	45,872
United Natural Foods, Inc., 6.75%, 10/15/28(b)		44	36,654

			4,979,203

Containers & Packaging — 0.6%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29(h)		1,346	1,287,687
8.75%, 04/15/30		523	474,107
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		74	69,972
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(h)		258	249,407
Graphic Packaging International LLC, 2.63%, 02/01/29(g)	EUR	195	186,654
Kleopatra Finco SARL, 4.25%, 03/01/26(g)		100	92,892
LABL, Inc., 5.88%, 11/01/28(b)(h)	USD	280	255,402
OI European Group BV, 6.25%, 05/15/28	EUR	150	169,970
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31	USD	304	308,931
Sealed Air Corp., 5.13%, 12/01/24(b)		54	53,221
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		208	207,066

			3,355,309

Diversified Consumer Services — 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(h)
6.63%, 07/15/26		2,652	2,532,436
9.75%, 07/15/27		909	833,634

7

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(h) (continued)
6.00%, 06/01/29	USD	1,655	$1,262,475
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28(h)		1,346	1,141,556
4.63%, 06/01/28		900	765,000
Clarivate Science Holdings Corp.(b)(h)
3.88%, 07/01/28		1,442	1,285,359
4.88%, 07/01/29		946	840,333
Garda World Security Corp.(b)
4.63%, 02/15/27		351	324,208
7.75%, 02/15/28		685	681,397
Graham Holdings Co., 5.75%, 06/01/26(b)		135	132,548
Rekeep SpA, 7.25%, 02/01/26(g)	EUR	100	104,107
Service Corp. International(h) 5.13%, 06/01/29	USD	107	101,650
4.00%, 05/15/31		454	387,035
Sotheby’s, 7.38%, 10/15/27(b)		1,730	1,532,543

			11,924,281

Diversified REITs — 0.7%
American Tower Corp., 2.30%, 09/15/31(h)		1,000	794,909
Iron Mountain, Inc., 5.63%, 07/15/32(b)		89	80,180
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	136	169,978
2.50%, 03/24/26		182	189,115
4.63%, 08/01/29(h)	USD	359	285,158
3.50%, 03/15/31(h)		1,545	1,115,021
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		35	32,911
7.25%, 07/15/28		426	432,402
4.50%, 02/15/29(b)		97	86,451
Service Properties Trust, 7.50%, 09/15/25		189	186,798
Trust Fibra Uno, 5.25%, 01/30/26(b)		235	228,244
VICI Properties LP, 4.95%, 02/15/30		254	240,322
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		64	56,738

			3,898,227

Diversified Telecommunication Services — 2.2%
AT&T, Inc.(h)
4.65%, 06/01/44		111	93,526
4.75%, 05/15/46		2,545	2,168,187
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83	GBP	100	128,417
Level 3 Financing, Inc.(b)
3.40%, 03/01/27	USD	1,339	1,180,992
4.63%, 09/15/27		502	381,347
10.50%, 05/15/30(h)		1,567	1,623,201
Lumen Technologies, Inc., 4.00%, 02/15/27(b)(h)		1,447	951,605
SoftBank Group Corp.(g)
4.50%, 04/20/25	EUR	100	108,301
3.88%, 07/06/32		100	88,551
Telecom Italia Capital SA
6.38%, 11/15/33	USD	169	143,029
6.00%, 09/30/34		559	452,172
7.20%, 07/18/36		103	88,481
7.72%, 06/04/38		38	33,775
Telecom Italia SpA
5.30%, 05/30/24(b)		202	198,036

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA (continued)
2.75%, 04/15/25(g)	EUR	100	$104,178
7.88%, 07/31/28(g)		100	111,737
1.63%, 01/18/29(g)		100	83,569
Verizon Communications, Inc.(h)
4.50%, 08/10/33	USD	500	467,204
3.70%, 03/22/61		1,250	885,746
Zayo Group Holdings, Inc.(b)(h)
4.00%, 03/01/27		2,948	2,108,280
6.13%, 03/01/28		906	558,582

			11,958,916

Education — 0.0%
Grand Canyon University, 5.13%, 10/01/28		249	229,620

Electric Utilities — 1.2%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(g)		221	191,168
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(b)		200	190,580
Comision Federal de Electricidad, 4.88%, 01/15/24(h)		323	319,654
Duke Energy Corp., 4.80%, 12/15/45(h)		1,500	1,339,328
Electricite de France SA, (5-year CMT + 5.41%), 9.13%(a)(b)(j)		245	257,556
Enel Finance International NV, 3.63%, 05/25/27(b)(h)		1,250	1,175,907
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)(h)		497	462,655
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(g)		250	225,281
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		205	201,156
4.25%, 09/15/24		11	10,560
Pacific Gas and Electric Co.(h)
6.10%, 01/15/29		320	318,157
6.40%, 06/15/33		465	467,312
6.75%, 01/15/53		225	225,296
Palomino Funding Trust I, 7.23%, 05/17/28(b)(h)		250	252,522
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		429	389,800
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(h)		750	784,850

			6,811,782

Electrical Equipment(b) — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		572	564,876
Regal Rexnord Corp.(h)
6.05%, 04/15/28		769	764,306
6.30%, 02/15/30		265	264,565
6.40%, 04/15/33		275	274,270

			1,868,017

Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		175	152,633
Coherent Corp., 5.00%, 12/15/29(b)(h)		770	693,000
Corning, Inc., 4.38%, 11/15/57(h)		1,915	1,565,227
Imola Merger Corp., 4.75%, 05/15/29(b)		683	599,695
Vertiv Group Corp., 4.13%, 11/15/28(b)		776	696,593

			3,707,148

Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		381	371,471
6.25%, 04/01/28(h)		1,088	1,025,440
Noble Finance II LLC, 8.00%, 04/15/30		402	413,557

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Seadrill Finance Ltd., 8.38%, 08/01/30	USD	200	$204,140
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		516	511,358
6.88%, 09/01/27		717	690,693
Valaris Ltd., 8.38%, 04/30/30		668	683,498
Vallourec SA, 8.50%, 06/30/26(g)	EUR	44	48,620
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	219	219,040
8.63%, 04/30/30		408	418,150

			4,585,967

Environmental, Maintenance & Security Service — 0.8%
Clean Harbors, Inc.(b)
4.88%, 07/15/27		297	284,882
5.13%, 07/15/29		149	141,903
6.38%, 02/01/31		142	142,679
Covanta Holding Corp.
4.88%, 12/01/29(b)		181	159,844
5.00%, 09/01/30		91	78,715
GFL Environmental, Inc.(b)
4.25%, 06/01/25		22	21,336
3.75%, 08/01/25(h)		402	384,280
5.13%, 12/15/26		496	482,368
4.00%, 08/01/28		567	507,432
3.50%, 09/01/28		208	185,101
4.75%, 06/15/29		483	440,575
4.38%, 08/15/29		403	359,341
Tervita Corp., 11.00%, 12/01/25(b)		147	154,350
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,206	1,142,685

			4,485,491

Financial Services — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		514	407,823
Aircastle Ltd., 6.50%, 07/18/28(b)(h)		177	177,264
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		262	254,140
Barclays PLC, 5.20%, 05/12/26(h)		200	194,771
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		44	40,590
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(h)		815	829,887
GGAM Finance Ltd.(b)
7.75%, 05/15/26		58	58,455
8.00%, 06/15/28		58	58,795
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)		285	267,768
Goldman Sachs Group, Inc., Series R, (5-year CMT + 3.22%), 4.95%(a)(j)		900	848,799
Home Point Capital, Inc., 5.00%, 02/01/26(b)		1,276	1,190,802
HSBC Holdings PLC
4.38%, 11/23/26(h)		370	352,197
(5-year CMT + 3.25%), 4.70%(a)(j)		465	369,372
(5-year CMT + 3.65%), 4.60%(a)(j)		200	159,589
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		246	214,020
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)(h)		415	354,631
JPMorgan Chase & Co., (3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(a)(h)		2,250	2,088,539

Security		Par (000)	Value

Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25	USD	54	$51,762
4.25%, 02/01/27		220	197,906
4.75%, 06/15/29		85	71,665
Lloyds Banking Group PLC, (5-year CMT + 4.82%), 6.75%(a)(j)		515	479,122
MGIC Investment Corp., 5.25%, 08/15/28(h)		216	205,658
Morgan Stanley(a)(h)
(1-day SOFR + 1.88%), 5.42%, 07/21/34		225	224,823
(5-year CMT + 2.43%), 5.95%, 01/19/38		125	124,348
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27(h)		237	226,482
5.13%, 12/15/30		136	114,608
5.75%, 11/15/31		146	123,896
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(h)		1,062	945,180
3.88%, 03/01/31		62	50,995
4.00%, 10/15/33		133	105,488
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		106	95,400
5.50%, 07/15/30		198	180,830

			11,065,605

Food Products — 0.8%
Aramark International Finance SARL, 3.13%, 04/01/25(g)	EUR	200	212,887
Aramark Services, Inc.(b)
5.00%, 04/01/25(h)	USD	320	315,226
6.38%, 05/01/25		105	105,002
5.00%, 02/01/28(h)		1,184	1,112,964
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25(h)		1,512	1,508,339
4.63%, 11/15/28		1,233	1,122,014
Darling Global Finance BV, 3.63%, 05/15/26(g)	EUR	156	167,680

			4,544,112

Gas Utilities(b) — 0.1%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28	USD	343	350,752
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		117	99,853

			450,605

Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(h)		500	447,578
Danaos Corp., 8.50%, 03/01/28(b)		100	101,046
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(h)		1,807	1,770,328
Union Pacific Corp., 3.20%, 05/20/41(h)		275	215,643

			2,534,595

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
2.63%, 11/01/25(g)	EUR	300	315,595
4.63%, 07/15/28(b)(h)	USD	1,021	947,318
3.88%, 11/01/29(b)		31	27,129
Becton Dickinson & Co., 4.69%, 12/15/44(h)		600	548,539
Embecta Corp., 6.75%, 02/15/30(b)		95	83,527
Garden Spinco Corp., 8.63%, 07/20/30(b)		254	274,124

			2,196,232

9

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 2.4%
AdaptHealth LLC(b) 6.13%, 08/01/28	USD	97	$86,898
5.13%, 03/01/30		34	28,132
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		415	361,340
Cano Health LLC, 6.25%, 10/01/28(b)		100	62,000
CHS/Community Health Systems, Inc.(b) 5.63%, 03/15/27		132	117,453
6.00%, 01/15/29		678	579,690
5.25%, 05/15/30(h)		1,031	823,806
4.75%, 02/15/31(h)		600	454,548
Encompass Health Corp. 4.75%, 02/01/30(h)		380	345,395
4.63%, 04/01/31		303	269,250
HealthEquity, Inc., 4.50%, 10/01/29(b)		944	845,603
IQVIA, Inc., 6.50%, 05/15/30(b)		274	276,669
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25(h)		171	173,628
4.38%, 02/15/27		255	219,938
LifePoint Health, Inc., 9.88%, 08/15/30(f)		279	279,000
Medline Borrower LP(b)(h) 3.88%, 04/01/29		746	653,251
5.25%, 10/01/29		1,707	1,514,414
ModivCare, Inc., 5.88%, 11/15/25(b)(h)		299	277,323
Molina Healthcare, Inc.(b) 4.38%, 06/15/28		59	54,099
3.88%, 11/15/30		321	274,592
3.88%, 05/15/32(h)		213	177,690
Northwell Healthcare, Inc., 4.26%, 11/01/47(h)		686	555,908
Surgery Center Holdings, Inc.(b)(h) 6.75%, 07/01/25		392	390,530
10.00%, 04/15/27		457	467,673
Teleflex, Inc., 4.63%, 11/15/27		100	94,375
Tenet Healthcare Corp. 4.88%, 01/01/26		920	890,422
6.25%, 02/01/27		231	226,764
5.13%, 11/01/27(h)		490	465,300
6.13%, 10/01/28(h)		235	223,859
6.13%, 06/15/30		320	310,960
6.75%, 05/15/31(b)(h)		1,045	1,038,016
UnitedHealth Group, Inc., 4.38%, 03/15/42(h)		750	677,346

			13,215,872

Health Care Technology(b) — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(h)		2,330	1,974,234
Catalent Pharma Solutions, Inc.(h) 5.00%, 07/15/27		341	319,437
3.50%, 04/01/30		420	351,750
Charles River Laboratories International, Inc., 4.00%, 03/15/31		55	47,947
Fortrea Holdings, Inc., 7.50%, 07/01/30		254	259,586
IQVIA, Inc., 5.00%, 10/15/26		548	532,063

			3,485,017

Hotels, Restaurants & Leisure — 3.5%
Accor SA, (5-year EUR Swap + 4.56%), 4.38%(a)(g)(j)	EUR	100	108,730
Boyd Gaming Corp., 4.75%, 06/15/31(b)(h)	USD	439	392,807
Boyne USA, Inc., 4.75%, 05/15/29(b)		440	401,750
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 3.88%, 01/15/28		69	63,192

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) (continued)	USD	157	$145,066
4.38%, 01/15/28(h)
4.00%, 10/15/30		627	538,814
Caesars Entertainment, Inc.(b)(h) 6.25%, 07/01/25		1,474	1,465,974
8.13%, 07/01/27		2,072	2,125,194
4.63%, 10/15/29		233	205,115
7.00%, 02/15/30		2,001	2,021,053
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		20	20,202
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		857	795,939
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		559	553,289
Champion Path Holdings Ltd., 4.50%, 01/27/26(g)		250	223,928
Churchill Downs, Inc. 5.50%, 04/01/27(b)(h)		684	661,642
4.75%, 01/15/28(b)		618	571,266
6.75%, 05/01/31		540	527,796
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.19%, 07/31/28	EUR	100	109,457
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	USD	82	70,356
Hilton Domestic Operating Co., Inc. 5.75%, 05/01/28(b)		111	109,314
3.75%, 05/01/29(b)		186	165,720
4.88%, 01/15/30		402	376,875
4.00%, 05/01/31(b)		302	263,422
3.63%, 02/15/32(b)		20	16,783
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28		319	329,409
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.59%, 06/01/28(a)(g)	EUR	100	110,488
Melco Resorts Finance Ltd. 4.88%, 06/06/25(b)	USD	200	190,920
5.25%, 04/26/26(g)		250	234,483
5.75%, 07/21/28(b)		200	178,750
5.38%, 12/04/29(b)		800	677,960
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)(h)		600	583,723
MGM China Holdings Ltd. 5.88%, 05/15/26(g)		250	241,531
5.88%, 05/15/26(b)		200	193,225
4.75%, 02/01/27(b)		200	183,125
Motion Bondco DAC, 6.63%, 11/15/27(b)		200	184,835
Ontario Gaming GTA LP, 8.00%, 08/01/30(f)		210	212,100
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b) 5.63%, 09/01/29		148	112,110
5.88%, 09/01/31		148	109,254
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		92	81,518
Scientific Games International, Inc.(b)(h) 7.00%, 05/15/28		190	189,316
7.25%, 11/15/29		213	212,468
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(h)		629	600,876
Station Casinos LLC, 4.63%, 12/01/31(b)		354	299,130
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(h)		268	254,714

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.50%, 01/15/26(g)	USD	200	$187,180
5.63%, 08/26/28(b)(h)		743	661,270
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(h)		1,011	914,832
7.13%, 02/15/31		408	407,715

			19,284,616

Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30(b)		185	158,175
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		266	220,780
4.88%, 02/15/30		476	386,629
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		170	167,450
Meritage Homes Corp., 5.13%, 06/06/27		57	55,164
NCR Corp.(b)
5.75%, 09/01/27		259	260,620
5.00%, 10/01/28		143	129,356
5.13%, 04/15/29		197	176,167
6.13%, 09/01/29		93	94,524
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(h)		422	260,596
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		299	294,326
5.13%, 08/01/30		75	70,013
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		130	105,218

			2,379,018

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		20	18,880
4.13%, 10/15/30(h)		244	207,440

			226,320

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.(b)
5.25%, 06/01/26		195	189,312
5.13%, 03/15/28(h)		1,281	1,161,659
5.00%, 02/01/31		58	48,821
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		116	107,608
India Cleantech Energy, 4.70%, 08/10/26(b)		229	199,497
NRG Energy, Inc.
6.63%, 01/15/27		958	951,281
3.88%, 02/15/32(b)		15	11,607
7.00%, 03/15/33(b)(h)		270	269,376
SCC Power PLC(b)(i)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		366	34,878
(8.00% Cash & 4.00% PIK), 8.00%, 12/31/28		677	223,301
Talen Energy Supply LLC, 8.63%, 06/01/30		174	180,591
TransAlta Corp., 7.75%, 11/15/29		142	147,325

			3,525,256

Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30	EUR	205	225,398

Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	USD	173	148,331
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27(h)		2,129	1,942,713

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b) (continued) 6.75%, 10/15/27(h)	USD	2,135	$2,022,280
6.75%, 04/15/28		739	735,254
5.88%, 11/01/29(h)		1,879	1,662,641
AmWINS Group, Inc., 4.88%, 06/30/29(b)		366	335,782
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(h)		250	236,405
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		323	319,903
HUB International Ltd.(b) 7.00%, 05/01/26		1,392	1,389,165
7.25%, 06/15/30		1,909	1,945,290
Jones Deslauriers Insurance Management, Inc.(b) 8.50%, 03/15/30		662	675,253
10.50%, 12/15/30		335	331,651
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(g)	EUR	100	104,760
Ryan Specialty LLC, 4.38%, 02/01/30(b)	USD	239	211,453
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(h)		700	575,189

			12,636,070

Interactive Media & Services — 0.2%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		401	305,029
iliad SA(g) 5.38%, 06/14/27	EUR	100	109,928
5.63%, 02/15/30		100	108,850
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	337	293,310

			817,117

Internet Software & Services — 1.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(b)		359	342,845
Match Group Holdings II LLC(b) 5.63%, 02/15/29		209	198,588
4.13%, 08/01/30		262	226,093
3.63%, 10/01/31(h)		564	464,285
Uber Technologies, Inc. 0.00%, 12/15/25(h)(k)(l)		1,537	1,476,114
8.00%, 11/01/26(b)		983	1,002,841
7.50%, 09/15/27(b)(h)		1,157	1,180,952
6.25%, 01/15/28(b)		366	363,167
4.50%, 08/15/29(b)(h)		875	808,734

			6,063,619

IT Services — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		190	163,919
CA Magnum Holdings, 5.38%, 10/31/26(b)		488	447,740
Camelot Finance SA, 4.50%, 11/01/26(b)		602	567,782
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		787	692,726
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(g)	EUR	100	109,950
Gartner, Inc., 4.50%, 07/01/28(b)	USD	15	14,023
KBR, Inc., 4.75%, 09/30/28(b)		273	249,795
La Financiere Atalian SASU, 5.13%, 05/15/25(g)	EUR	100	77,515
McAfee Corp., 7.38%, 02/15/30(b)(h)	USD	1,368	1,182,057
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		59	55,779
Science Applications International Corp., 4.88%, 04/01/28(b)(h)		377	354,378

11

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Twilio, Inc. 3.63%, 03/15/29	USD	206	$176,789
3.88%, 03/15/31(h)		630	533,679
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		1,452	1,247,172

			5,873,304

Leisure Products(h) — 0.1%
Mattel, Inc. 6.20%, 10/01/40		291	272,608
5.45%, 11/01/41		326	281,072

			553,680

Machinery — 1.3%
Chart Industries, Inc.(b) 7.50%, 01/01/30(h)		813	833,203
9.50%, 01/01/31		120	128,700
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		367	372,791
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		587	545,910
Madison IAQ LLC, 5.88%, 06/30/29(b)(h)		447	374,937
OT Merger Corp., 7.88%, 10/15/29(b)		147	94,983
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(g)	EUR	100	109,364
Terex Corp., 5.00%, 05/15/29(b)(h)	USD	421	391,728
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(h)		1,241	1,152,680
TK Elevator Holdco GmbH 6.63%, 07/15/28(g)	EUR	167	159,908
7.63%, 07/15/28(b)(h)	USD	552	514,740
TK Elevator Midco GmbH, 4.38%, 07/15/27(g)	EUR	372	372,152
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(h)	USD	2,166	2,025,542

			7,076,638

Media — 7.1%
Altice Financing SA, 5.75%, 08/15/29(b)(h)		1,578	1,183,373
AMC Networks, Inc. 4.75%, 08/01/25		283	250,652
4.25%, 02/15/29		157	87,198
Cable One, Inc. 0.00%, 03/15/26(k)(l)		114	93,708
1.13%, 03/15/28(k)		940	716,750
4.00%, 11/15/30(b)		191	150,890
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 5.13%, 05/01/27(h)		711	667,059
5.00%, 02/01/28		527	487,017
6.38%, 09/01/29(h)		955	913,153
4.75%, 03/01/30(h)		315	273,032
4.25%, 02/01/31		1,017	836,067
7.38%, 03/01/31(h)		2,505	2,490,727
4.75%, 02/01/32		330	272,451
4.25%, 01/15/34		507	389,691
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45.		3,000	2,799,490
Clear Channel International BV, 6.63%, 08/01/25(b)		507	504,886
Clear Channel Outdoor Holdings, Inc.(b) 5.13%, 08/15/27(h)		2,058	1,889,761
7.75%, 04/15/28(h)		319	266,757
7.50%, 06/01/29		941	749,045
CMG Media Corp., 8.88%, 12/15/27(b)		409	319,249
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		2,129	2,041,112

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC(b)(h) 5.50%, 04/15/27	USD	427	$366,099
11.25%, 05/15/28		1,187	1,173,646
6.50%, 02/01/29		368	312,474
4.13%, 12/01/30		535	386,818
4.50%, 11/15/31		604	433,305
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(h)		551	497,401
Discovery Communications LLC, 4.95%, 05/15/42(h)		400	323,937
DISH DBS Corp. 7.75%, 07/01/26(h)		1,070	691,755
5.25%, 12/01/26(b)(h)		1,191	975,435
5.75%, 12/01/28(b)		159	122,353
DISH Network Corp., 11.75%, 11/15/27(b)		234	235,539
Frontier Communications Holdings LLC(b) 5.88%, 10/15/27		341	312,331
5.00%, 05/01/28		1,139	965,198
8.75%, 05/15/30(h)		1,409	1,359,381
GCI LLC, 4.75%, 10/15/28(b)		136	118,215
Iliad Holding SASU 6.50%, 10/15/26(b)(h)		1,722	1,650,299
5.63%, 10/15/28(g)	EUR	100	104,238
7.00%, 10/15/28(b)	USD	638	598,981
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	168,352
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)		337	114,576
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		303	207,307
Live Nation Entertainment, Inc.(b) 5.63%, 03/15/26		22	21,450
6.50%, 05/15/27		1,896	1,905,664
4.75%, 10/15/27(h)		618	573,967
3.75%, 01/15/28		253	226,627
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		209	197,134
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(g)(h)(j)		250	243,188
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27(h)		1,045	965,972
4.25%, 01/15/29(h)		328	278,406
4.63%, 03/15/30		72	60,235
Radiate Holdco LLC/Radiate Finance, Inc.(b)(h) 4.50%, 09/15/26		616	500,583
6.50%, 09/15/28		1,401	839,826
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	184,875
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(h)		608	396,410
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)(h)		888	825,032
Stagwell Global LLC, 5.63%, 08/15/29(b)		129	109,762
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(g)(i)	EUR	118	117,882
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	59	56,622
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		400	365,680
Univision Communications, Inc.(b) 5.13%, 02/15/25		85	83,308
6.63%, 06/01/27		72	70,054
8.00%, 08/15/28(f)		447	450,353
7.38%, 06/30/30(h)		225	218,996
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		574	482,070
VZ Secured Financing BV, 3.50%, 01/15/32(g)	EUR	100	87,834

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ziggo Bond Co. BV(b) 6.00%, 01/15/27(h)	USD	638	$593,531
5.13%, 02/28/30		295	233,050
Ziggo BV, 4.88%, 01/15/30(b)		217	183,745

			38,771,964

Metals & Mining — 2.8%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(g)		250	248,548
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(h)		400	342,900
Arconic Corp.(b) 6.00%, 05/15/25		361	365,843
6.13%, 02/15/28(h)		488	500,899
Arsenal AIC Parent LLC, 8.00%, 10/01/30(f)		238	242,760
ATI, Inc. 5.88%, 12/01/27		216	209,946
4.88%, 10/01/29		129	117,393
5.13%, 10/01/31		350	314,108
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(h)		250	225,725
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(h)		1,785	1,779,109
Carpenter Technology Corp. 6.38%, 07/15/28		106	104,380
7.63%, 03/15/30(h)		422	430,415
Constellium SE 4.25%, 02/15/26(g)	EUR	100	107,866
5.88%, 02/15/26(b)	USD	1,193	1,175,596
5.63%, 06/15/28(b)		250	238,150
3.75%, 04/15/29(b)		2,013	1,750,122
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		432	442,260
JSW Steel Ltd., 5.95%, 04/18/24(g)		200	198,352
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28(h)		243	218,112
4.50%, 06/01/31		839	685,882
Metinvest BV(g) 8.50%, 04/23/26		302	200,830
7.65%, 10/01/27		200	122,756
New Gold, Inc., 7.50%, 07/15/27(b)		900	859,950
Novelis Corp.(b)(h) 3.25%, 11/15/26		1,096	995,911
4.75%, 01/30/30		1,059	951,786
3.88%, 08/15/31		1,372	1,142,469
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(g)	EUR	300	289,438
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(h)	USD	400	380,235
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		155	138,144
Stillwater Mining Co., 4.00%, 11/16/26(g)(h)		426	383,144
Vedanta Resources Finance II PLC 13.88%, 01/21/24(g)		200	178,192
8.95%, 03/11/25(b)		320	210,448

			15,551,669

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		354	360,868

Offshore Drilling & Other Services(b) — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/29(h)		2,191	2,043,982
Entegris, Inc., 4.38%, 04/15/28		152	138,269

			2,182,251

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 12.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	USD	870	$863,389
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) 5.75%, 03/01/27		382	369,508
5.75%, 01/15/28		75	72,119
5.38%, 06/15/29		263	246,553
Antero Resources Corp., 7.63%, 02/01/29(b)		158	161,826
Apache Corp. 5.10%, 09/01/40(h)		302	256,625
4.75%, 04/15/43(h)		800	626,360
5.35%, 07/01/49		83	68,791
Arcosa, Inc., 4.38%, 04/15/29(b)		477	429,324
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b) 9.00%, 11/01/27		1,055	1,315,430
8.25%, 12/31/28		1,141	1,133,137
Baytex Energy Corp., 8.50%, 04/30/30		181	183,413
Buckeye Partners LP 4.13%, 03/01/25(b)		345	332,063
5.85%, 11/15/43		182	140,762
5.60%, 10/15/44		117	86,580
Callon Petroleum Co. 8.25%, 07/15/25		56	56,000
6.38%, 07/01/26		208	203,804
8.00%, 08/01/28(b)(h)		1,335	1,353,593
7.50%, 06/15/30(b)(h)		688	667,922
Cellnex Finance Co. SA(g) 1.25%, 01/15/29	EUR	100	92,674
2.00%, 09/15/32		100	87,961
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(g)(k)		100	85,058
Cheniere Energy Partners LP 4.50%, 10/01/29	USD	959	891,572
3.25%, 01/31/32		478	397,762
Chesapeake Energy Corp.(b) 5.88%, 02/01/29		53	50,687
6.75%, 04/15/29(h)		555	552,527
Civitas Resources, Inc.(b) 8.38%, 07/01/28		1,060	1,090,274
8.75%, 07/01/31		831	860,085
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	107,478
CNX Resources Corp., 7.38%, 01/15/31(b)		127	125,926
Comstock Resources, Inc.(b) 6.75%, 03/01/29(h)		438	408,553
5.88%, 01/15/30		866	766,570
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(h)		2,219	2,018,223
Crescent Energy Finance LLC(b) 7.25%, 05/01/26		902	888,939
9.25%, 02/15/28		452	459,774
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b) 5.63%, 05/01/27		67	63,650
6.00%, 02/01/29(h)		433	408,103
8.00%, 04/01/29		57	57,952
7.38%, 02/01/31		126	125,680

13

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25(h)	USD	1,141	$1,123,885
5.00%, 05/01/29		81	76,168
DCP Midstream Operating LP(b) 6.45%, 11/03/36		182	186,912
6.75%, 09/15/37(h)		323	344,213
Diamondback Energy, Inc., 6.25%, 03/15/33(h)		785	820,014
DT Midstream, Inc.(b)(h) 4.13%, 06/15/29		415	367,949
4.38%, 06/15/31		527	457,510
Earthstone Energy Holdings LLC(h) 8.00%, 04/15/27(b)		352	348,342
9.88%, 07/15/31		402	414,915
Ecopetrol SA 4.13%, 01/16/25(h)		396	381,051
8.88%, 01/13/33		339	346,331
5.88%, 05/28/45		215	153,725
eG Global Finance PLC(b)(h) 6.75%, 02/07/25		240	236,495
8.50%, 10/30/25		299	296,073
Empresa Nacional del Petroleo ENAP, 6.15%, 05/10/33		200	200,974
Enbridge, Inc.(a)(h)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,865	1,726,063
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		690	630,733
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		567	552,088
Energean Israel Finance Ltd., 8.50%, 09/30/33(h)		312	313,092
Energy Transfer LP 6.13%, 12/15/45(h)		500	478,259
5.30%, 04/15/47(h)		350	306,495
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		581	526,274
EnLink Midstream LLC 5.63%, 01/15/28(b)		450	439,923
5.38%, 06/01/29(h)		341	324,563
6.50%, 09/01/30(b)(h)		300	301,959
EnLink Midstream Partners LP 4.15%, 06/01/25		28	26,953
4.85%, 07/15/26		160	155,488
5.60%, 04/01/44		274	225,477
5.45%, 06/01/47		78	64,520
Enterprise Products Operating LLC, (3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)		420	352,507
EQM Midstream Partners LP 6.00%, 07/01/25(b)		44	43,685
4.13%, 12/01/26		131	123,016
4.50%, 01/15/29(b)		34	31,071
7.50%, 06/01/30(b)		108	111,371
4.75%, 01/15/31(b)(h)		804	717,813
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25		135	133,736
7.75%, 02/01/28(h)		204	198,398
8.88%, 04/15/30		201	200,484
Gulfport Energy Corp., 8.00%, 05/17/26(b)		47	47,461
Harvest Midstream I LP, 7.50%, 09/01/28(b)		78	76,657
Hess Corp., 4.30%, 04/01/27(h)		750	723,852
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28		188	179,966
5.75%, 02/01/29		281	259,925
6.00%, 04/15/30		28	25,881
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(g)(h)		200	192,700

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
HTA Group Ltd., 7.00%, 12/18/25(b)	USD	431	$410,941
IHS Holding Ltd. 5.63%, 11/29/26(g)		262	228,241
6.25%, 11/29/28(b)		200	164,600
Impulsora Pipeline LLC, 6.05%, 12/31/42(d)		1,504	1,287,244
ITT Holdings LLC, 6.50%, 08/01/29(b)(h)		437	373,743
Kinetik Holdings LP, 5.88%, 06/15/30(b)(h)		531	510,424
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(g)		250	234,158
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		41	40,180
Matador Resources Co.(h) 5.88%, 09/15/26		401	390,225
6.88%, 04/15/28		321	319,012
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		309	199,048
Medco Bell Pte. Ltd., 6.38%, 01/30/27(g)		250	234,890
MPLX LP, 4.25%, 12/01/27(h)		235	224,705
Murphy Oil Corp. 5.88%, 12/01/27		25	24,728
5.88%, 12/01/42		35	29,902
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	156,846
Nabors Industries Ltd.(b) 7.25%, 01/15/26		273	262,833
7.50%, 01/15/28		315	288,930
Nabors Industries, Inc.(h) 5.75%, 02/01/25		1,258	1,232,840
7.38%, 05/15/27(b)		308	301,218
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		1,332	1,268,480
6.50%, 09/30/26(h)		1,708	1,567,188
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		614	608,390
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		270	285,364
Northern Oil and Gas, Inc.(h) 8.13%, 03/01/28(b)		1,491	1,479,817
8.75%, 06/15/31		420	423,170
NuStar Logistics LP 6.00%, 06/01/26		234	230,294
6.38%, 10/01/30		30	28,934
Occidental Petroleum Corp. 6.45%, 09/15/36(h)		278	291,858
6.20%, 03/15/40(h)		382	385,117
4.63%, 06/15/45		36	27,909
OQ SAOC, 5.13%, 05/06/28(b)		300	286,569
PDC Energy, Inc. 6.13%, 09/15/24		89	88,778
5.75%, 05/15/26(h)		292	293,664
Permian Resources Operating LLC(b) 5.38%, 01/15/26		82	78,720
7.75%, 02/15/26		710	716,988
6.88%, 04/01/27		196	194,040
5.88%, 07/01/29(h)		503	479,384
Petroleos Mexicanos 3.75%, 02/21/24(g)	EUR	137	147,962
4.25%, 01/15/25	USD	152	143,889
6.50%, 03/13/27		359	317,877
8.75%, 06/02/29(h)		357	325,265
5.95%, 01/28/31		435	321,900
6.70%, 02/16/32		220	169,378
Precision Drilling Corp., 6.88%, 01/15/29(b)		16	15,088
Puma International Financing SA, 5.13%, 10/06/24(b)(h)		483	477,803

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)	USD	121	$110,805
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	60,616
Shell International Finance BV, 4.38%, 05/11/45(h)		450	404,226
SM Energy Co. 5.63%, 06/01/25		203	198,935
6.75%, 09/15/26(h)		221	217,133
6.63%, 01/15/27		27	26,555
6.50%, 07/15/28		271	264,896
Southwestern Energy Co.
5.38%, 02/01/29(h)		260	245,512
4.75%, 02/01/32		6	5,331
Suncor Energy, Inc., 6.50%, 06/15/38(h)		800	834,287
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		75	74,380
5.88%, 03/15/28		147	142,974
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		16	16,028
6.00%, 03/01/27		53	50,225
5.50%, 01/15/28		98	90,160
6.00%, 12/31/30		36	31,956
6.00%, 09/01/31		168	146,153
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		977	1,009,048
Transocean Titan Financing Ltd.,
8.38%, 02/01/28(b)(h)		228	235,410
Transocean, Inc.(b)
7.50%, 01/15/26		537	527,602
11.50%, 01/30/27(h)		239	250,620
8.00%, 02/01/27		195	187,949
8.75%, 02/15/30(h)		1,276	1,324,781
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29(h)		1,062	919,593
4.13%, 08/15/31		721	611,576
3.88%, 11/01/33(h)		1,117	906,475
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		1,712	1,740,044
8.38%, 06/01/31		2,624	2,662,617
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		204	189,159
Vivo Energy Investments BV, 5.13%, 09/24/27(b)(h)		349	318,232
Western Midstream Operating LP 6.15%, 04/01/33		95	96,352
5.45%, 04/01/44(h)		757	660,944
5.30%, 03/01/48		43	36,861
5.50%, 08/15/48(h)		103	88,315
5.25%, 02/01/50(h)		751	636,908

			66,242,806

Passenger Airlines — 1.3%
ABRA Global Finance, (6.00% Cash & 5.50% PIK), 11.50%, 03/02/28(b)(i)		217	183,224
Air Canada, 3.88%, 08/15/26(b)(h)		495	459,340
Allegiant Travel Co., 7.25%, 08/15/27(b)		147	145,022
American Airlines, Inc.(b) 11.75%, 07/15/25(h)		1,305	1,438,298
7.25%, 02/15/28		92	91,337
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26		307	302,461
5.75%, 04/20/29		1,196	1,157,810
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		304	264,418
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(h)		260	245,421

Security		Par (000)	Value

Passenger Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(h)	USD	804	$804,141
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29(h)		483	481,040
Series 2020-1, Class B, 4.88%, 07/15/27		39	37,440
United Airlines, Inc.(b)(h) 4.38%, 04/15/26		660	624,913
4.63%, 04/15/29		877	793,392
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		165	152,991

			7,181,248

Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		337	339,949

Pharmaceuticals — 1.3%
AbbVie, Inc.(h) 4.75%, 03/15/45		500	456,255
4.45%, 05/14/46		1,000	882,235
Bayer AG, (5-year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(g)	EUR	100	104,217
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(g)		100	100,812
CVS Health Corp., 5.05%, 03/25/48(h)	USD	1,110	1,012,446
Gruenenthal GmbH, 4.13%, 05/15/28(g)	EUR	100	104,016
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	177,823
Option Care Health, Inc., 4.38%, 10/31/29(b)(h)		314	277,226
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(h) 4.13%, 04/30/28		1,153	1,033,251
5.13%, 04/30/31		536	454,361
Rossini SARL, 6.75%, 10/30/25(g)	EUR	166	183,789
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	111,838
Teva Pharmaceutical Finance Netherlands III BV 7.13%, 01/31/25	USD	200	200,732
3.15%, 10/01/26(h)		740	665,341
4.75%, 05/09/27		200	185,308
6.75%, 03/01/28		200	197,250
7.88%, 09/15/29		200	207,304
8.13%, 09/15/31(h)		200	211,094
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(h)		650	616,828

			7,182,126

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		128	118,048

Real Estate Management & Development — 0.5%
Agps Bondco PLC, 5.50%, 11/13/26(g)(m)(n)	EUR	200	71,467
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(g)(m)(n)	USD	200	16,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(g)(h)		200	51,526
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(i)		226	15,286
Fantasia Holdings Group Co. Ltd.(m)(n) 11.75%, 04/17/22(g)		430	22,575
12.25%, 10/18/22		200	10,500
11.88%, 06/01/23		200	10,500
9.25%, 07/28/23		400	21,000
Fastighets AB Balder, (5-year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(g)	EUR	100	72,567
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	USD	120	117,991

15

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Heimstaden Bostad AB, (5-year EUR Swap + 3.15%), 2.63%(a)(g)(j)	EUR	100	$49,668
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	106	97,255
MAF Sukuk Ltd.(g) 4.64%, 05/14/29(h)		325	316,316
3.93%, 02/28/30		262	244,456
Modern Land China Co. Ltd., (2.00% Cash or 9.00% PIK), 9.00%, 12/30/26(g)(i)(m)(n)		238	8,325
Realogy Group LLC/Realogy Co.-Issuer Corp.(b) 5.75%, 01/15/29		285	210,888
5.25%, 04/15/30		173	124,650
Ronshine China Holdings Ltd., 7.35%, 12/15/23(g)(m)(n)		23	920
SBB Treasury OYJ, 1.13%, 11/26/29(g)	EUR	100	60,840
Shui On Development Holding Ltd., 5.75%, 11/12/23(g)	USD	200	180,310
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(m)(n)		200	2,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(g)		200	166,224
VICI Properties LP, 5.13%, 05/15/32(h)		805	757,512

			2,628,776

Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		204	176,460

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc., 4.15%, 04/15/32(b)(h)		1,000	904,183
QUALCOMM, Inc., 4.65%, 05/20/35(h)		400	398,797
Sensata Technologies BV(b) 5.00%, 10/01/25		368	358,739
5.88%, 09/01/30		309	297,777
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		1,020	906,985
Synaptics, Inc., 4.00%, 06/15/29(b)(h)		216	185,770

			3,052,251

Software — 2.6%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		510	502,911
Alteryx, Inc., 8.75%, 03/15/28(b)(h)		320	311,107
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		501	458,415
Boxer Parent Co., Inc. 6.50%, 10/02/25(g)	EUR	100	109,091
7.13%, 10/02/25(b)	USD	761	765,327
9.13%, 03/01/26(b)		629	628,918
Capstone Borrower, Inc., 8.00%, 06/15/30		394	390,064
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		662	654,707
Cloud Software Group, Inc. 6.50%, 03/31/29(b)(h)		4,262	3,835,961
9.00%, 09/30/29		1,904	1,705,306
Consensus Cloud Solutions, Inc.(b) 6.00%, 10/15/26		91	84,146
6.50%, 10/15/28		83	71,795
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		53	45,757
Elastic NV, 4.13%, 07/15/29(b)(h)		481	417,311
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	173,169
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)(h)		253	218,944
MicroStrategy, Inc., 6.13%, 06/15/28(b)(h)		577	516,478
Open Text Corp., 6.90%, 12/01/27(b)		1,133	1,157,781

Security		Par (000)	Value

Software (continued)
Oracle Corp., 3.60%, 04/01/50(h)	USD	250	$177,644
Playtika Holding Corp., 4.25%, 03/15/29(b)		101	89,136
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(h)		1,438	1,389,224
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(h)		372	305,018

			14,008,210

Specialized REITs — 0.3%
Iron Mountain, Inc., 7.00%, 02/15/29		810	812,786
Public Storage
5.10%, 08/01/33		110	110,092
5.35%, 08/01/53		85	84,942
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		631	627,227

			1,635,047

Specialty Retail(b) — 0.3%
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		436	399,801
7.75%, 02/15/29		895	873,037
Staples, Inc., 7.50%, 04/15/26		279	230,494

			1,503,332

Technology Hardware, Storage & Peripherals(b) — 0.2%
Seagate HDD Cayman
8.25%, 12/15/29		466	488,428
8.50%, 07/15/31		590	615,972

			1,104,400

Textiles, Apparel & Luxury Goods(b) — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/26		177	165,948
9.00%, 02/15/31(h)		425	434,551
Levi Strauss & Co., 3.50%, 03/01/31		21	17,201

			617,700

Tobacco(h) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	597,903
Philip Morris International, Inc., 4.38%, 11/15/41		900	764,987
Reynolds American, Inc., 5.85%, 08/15/45		715	640,262

			2,003,152

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		320	258,854
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		274	269,021
Azzurra Aeroporti SpA, 2.13%, 05/30/24(g)	EUR	100	106,876
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(g)(j)	USD	456	453,059
FedEx Corp.(h)
3.90%, 02/01/35		500	440,875
4.75%, 11/15/45		500	443,144
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(g)		200	177,966
Heathrow Finance PLC, 4.13%, 09/01/29(c)(g)	GBP	100	103,759
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(h)	USD	520	501,240
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		109	112,678

			2,867,472

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities — 0.0%
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)	USD	162	$159,531

Wireless Telecommunication Services — 1.1%
Altice France SA, 2.13%, 02/15/25(g)	EUR	100	96,309
Altice France SA/France 5.88%, 02/01/27(g)		100	84,551
8.13%, 02/01/27(b)(h)	USD	570	466,249
5.50%, 01/15/28(b)		357	261,960
5.13%, 07/15/29(b)(h)		1,206	844,580
5.50%, 10/15/29(b)		400	284,003
Kenbourne Invest SA(b) 6.88%, 11/26/24		205	178,006
4.70%, 01/22/28		200	141,158
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		345	347,277
Millicom International Cellular SA, 5.13%, 01/15/28(g)		283	251,797
SBA Communications Corp., 3.13%, 02/01/29(h)		1,409	1,187,925
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(g)		208	153,920
VICI Properties LP/VICI Note Co., Inc.(b) 5.63%, 05/01/24		69	68,637
3.50%, 02/15/25		79	75,857
4.63%, 12/01/29		696	635,991
4.13%, 08/15/30		488	432,729
Vmed O2 U.K. Financing I PLC 4.00%, 01/31/29(g)	GBP	100	104,258
4.50%, 07/15/31(g)		100	101,387
4.75%, 07/15/31(b)(h)	USD	562	474,395
Vodafone Group PLC, (5-year EUR Swap + 3.49%), 6.50%, 08/30/84(a)(g)	EUR	100	111,544

			6,302,533

Total Corporate Bonds — 83.8% (Cost: $487,751,302)			460,061,676

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.3%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.59%, 10/31/28	USD	79	78,969
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		747	727,131
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		964	954,857

			1,760,957

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		38	30,359
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		32	30,131

			60,490

Security		Par (000)	Value

Broadline Retail — 0.0%
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27	USD	120	$110,309

Capital Markets — 0.1%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.93%, 07/31/26		152	152,487
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		232	213,991

			366,478

Chemicals — 0.4%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 09/30/28		236	229,887
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		118	106,020
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.71%, 08/27/26		13	12,458
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		665	647,306
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		179	153,167
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		276	273,083
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		309	307,650
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		253	252,194

			1,981,765

Commercial Services & Supplies — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 01/29/27(d)		79	76,409
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		262	209,218
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.50%), 14.13%, 11/02/28		201	116,916

			402,543

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.64%, 06/21/24		2,562	2,557,180
Brand Industrial Services, Inc., 2023 Term Loan B, 08/01/30(o)		1,520	1,471,861
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 09/14/29		158	157,627

			4,186,668

17

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 02/17/24(m)(n)	USD	56		$6,720

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.14%, 08/14/26		176		175,242
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/15/28		329		327,563

				502,805

Diversified Consumer Services — 0.1%
Ascend Learning LLC 2021
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		157		133,613
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		204		191,778
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		—	(e)	1
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27		—	(e)	1

				325,393

Diversified Telecommunication Services — 0.2%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 05/01/28		221		209,645
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		74		62,042
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27		756		574,250

				845,937

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24		17		12,474

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30		60		60,000

Financial Services — 0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		63		61,178
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		274		254,820
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		425		423,033

				739,031

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		61		60,776

Security		Par (000)	Value

Health Care Equipment & Supplies — 0.1%
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/10/27	USD	332	$324,101
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 11/03/28		327	321,369

			645,470

Health Care Providers & Services — 0.1%
LifePoint Health, Inc., 2018 Term Loan B, (3-mo. LIBOR US + 3.75%), 9.12%, 11/16/25		263	259,520
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.25%), 13.63%, 04/29/25		281	186,307
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.12%, 08/31/26		130	130,275

			576,102

Health Care Technology — 0.7%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 02/15/29		2,306	2,234,733
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		363	342,489
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		1,233	1,230,572

			3,807,794

Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		421	416,185
Ontario Gaming GTA LP, Term Loan B, 08/01/30(o)		156	156,000
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.75%, 07/21/26		39	38,814

			610,999

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		274	260,176
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		531	440,329

			700,505

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 11/05/27		122	121,830
HUB International Ltd.		116	116,588
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30		104	104,401

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Jones DesLauriers Insurance Management Inc., CAD Term Loan B, 03/16/30(d)(o)		168	$167,580
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27	USD	232	230,992

			741,391

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		125	123,572
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26		168	167,901
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26		34	34,141

			325,614

IT Services — 0.1%
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		117	117,183
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		554	543,874

			661,057

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		131	130,762

Machinery — 0.5%
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		321	313,750
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		373	372,703
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		468	462,668
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		1,845	1,802,990

			2,952,111

Media — 0.7%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.53%, 09/01/25		311	283,111
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		1,707	1,650,600
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		1,047	1,039,334

Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.44%, 02/01/29	642	640,928

		3,613,973

Metals & Mining — 0.0%
Arsenal AIC Parent LLC, Term Loan, 07/26/30(o)	262	261,728

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 6.78%, 12/21/28	USD	369	$364,821
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/19/29		143	142,182

			507,003

Passenger Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		710	735,234
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		256	255,534
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		183	190,387
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 10/20/27		236	245,188
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		432	432,296

			1,858,639

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		89	84,144

Professional Services — 0.1%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		165	151,841
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		170	159,746
OMNIA Partners LLC(o)
Delayed Draw Term Loan, 07/19/30		18	17,997
Term Loan B, 07/19/30		185	184,999
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27		91	90,111

			604,694

Software — 1.5%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 02/27/26		529	518,859
2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25		211	210,822
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		128	128,350
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		1,004	960,169

Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29	442	411,956
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28	338	330,494
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27	310	302,084
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.14%, 03/11/28 .	64	62,108

19

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Software (continued)
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28	USD	793		$597,321
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		530		328,600
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.96%, 03/01/29		870		840,375
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		66		57,152
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		825		794,318
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28		195		171,600
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		472		467,055
Sabre Global, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 12/17/27		71		58,825
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 12/17/27		111		92,042
Sophia LP, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		771		765,680
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		78		78,260
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/16/25		67		66,850
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27		556		548,355
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.22%, 05/04/26		207		206,686

				7,997,961

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, (3-mo. LIBOR US + 5.00%), 10.30%, 04/16/26		—	(e)	2

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30		138		137,483

Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28 .		286		281,458

Transportation Infrastructure — 0.1%
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 07/02/29		304		303,480
KKR Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		219		218,979

				522,459

Security		Par (000)	Value

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2017 Term Loan B, (6-mo. LIBOR US + 3.25%), 8.98%, 05/28/24	USD	698	$630,034

Total Floating Rate Loan Interests — 7.1% (Cost: $40,086,563)			39,073,729

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(g)		200	183,034

Chile — 0.1%
Chile Government International Bond(h) 4.34%, 03/07/42		200	176,722
4.00%, 01/31/52		200	163,250

			339,972

Colombia — 0.4%
Colombia Government International Bond 4.50%, 01/28/26(h)		542	521,003
3.88%, 03/22/26	EUR	100	105,430
3.88%, 04/25/27	USD	200	183,748
3.13%, 04/15/31(h)		677	528,398
8.00%, 04/20/33		544	571,048

			1,909,627

Dominican Republic — 0.3%
Dominican Republic International Bond 6.88%, 01/29/26(g)		207	208,853
5.95%, 01/25/27(g)		523	516,347
4.50%, 01/30/30(b)		452	400,088
7.05%, 02/03/31(b)		150	151,468
4.88%, 09/23/32(b)		339	293,442

			1,570,198

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	108,972

Guatemala — 0.2%
Guatemala Government Bond 5.25%, 08/10/29(b)		200	190,712
5.38%, 04/24/32(b)		200	189,988
6.60%, 06/13/36		200	204,700
4.65%, 10/07/41(b)		401	322,761

			908,161

Hungary — 0.1%
Hungary Government International Bond 5.38%, 03/25/24		64	63,756
5.25%, 06/16/29(b)(h)		250	244,848

			308,604

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)(h)		200	196,652

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(g)(h)		731	712,930

Mexico — 0.2%
Mexico Government International Bond (h) 3.75%, 01/11/28		805	762,810

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Mexico Government International Bond(h) (continued)
4.88%, 05/19/33	USD	200	$191,394
6.35%, 02/09/35		200	209,770

			1,163,974

Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)		200	201,154

Nigeria — 0.1%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		400	374,924

Oman — 0.1%
Oman Government International Bond(g) 6.50%, 03/08/47		309	296,516
6.75%, 01/17/48(h)		309	305,141

			601,657

Panama — 0.2%
Panama Government International Bond(h) 3.16%, 01/23/30		396	346,567
6.40%, 02/14/35		337	351,596
6.85%, 03/28/54		200	209,318

			907,481

Paraguay — 0.0%
Paraguay Government International Bond, 5.60%, 03/13/48(g)		210	184,911

Peru — 0.2%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(g)		379	370,810
Peruvian Government International Bond(h) 2.78%, 01/23/31		233	197,805
1.86%, 12/01/32		712	540,408

			1,109,023

Poland — 0.1%
Republic of Poland Government International Bond(h) 4.88%, 10/04/33		138	136,137
5.50%, 04/04/53		211	213,656

			349,793

Romania — 0.3%
Romanian Government International Bond 5.25%, 11/25/27(b)(h)		336	328,205
2.88%, 03/11/29(g)	EUR	365	353,324
2.50%, 02/08/30(g)		381	351,314
2.12%, 07/16/31(g)		428	362,733

			1,395,576

Saudi Arabia — 0.1%
Saudi Government International Bond(h) 4.50%, 04/17/30(g)	USD	362	354,822
5.00%, 01/18/53(b)		371	341,242

			696,064

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(g)(h)		231	198,565

South Africa — 0.2%
Republic of South Africa Government International Bond 4.85%, 09/30/29		210	189,512

Security		Par (000)	Value

South Africa (continued)
Republic of South Africa Government International Bond (continued) 5.88%, 04/20/32(h)	USD	390	$357,182
5.00%, 10/12/46		501	349,908

			896,602

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(g)(m)(n)		400	177,872

Ukraine — 0.0%
Ukraine Government International Bond(m)(n) 8.99%, 02/01/26(g)		224	72,016
7.75%, 09/01/27(g)		226	70,625
7.25%, 03/15/35(b)		371	111,014

			253,655

Total Foreign Agency Obligations — 2.7% (Cost: $15,910,823)			14,749,401

Municipal Bonds

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		800	781,806

Total Municipal Bonds — 0.2% (Cost: $790,464)			781,806

Non-Agency Mortgage-Backed Securities

Asset-Backed Securities — 0.2%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.38%), 5.68%, 07/25/37(a)(b)		1,318	1,166,426

Collateralized Mortgage Obligations — 14.7%
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		20	9,368
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,762	790,309
Series 2007-19, Class 1A1, 6.00%, 08/25/37		545	288,673
Bravo Residential Funding Trust 4.85%, 09/25/62		417	400,495
6.44%, 05/25/63		1,398	1,394,385
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)		655	572,107
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		403	402,324
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1-mo. Term SOFR + 0.76%), 6.00%, 07/25/37(a)		2,640	710,150
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,458	542,827
CIM Trust 6.03%, 04/25/58		1,322	1,301,871
6.64%, 12/25/67		1,295	1,291,083
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.92%, 11/25/36(a)		711	674,758
COLT Funding LLC, 6.60%, 07/25/68		1,450	1,458,917
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,437,740
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,520,849
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,377	1,333,065
Series 2022-7, Class A1, 5.16%, 04/25/67(c)		2,403	2,345,033
Series 2022-9, Class A1, 6.79%, 12/25/67(c)		329	329,375

21

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1-mo. Term SOFR + 0.56%), 5.50%, 05/25/35(a)	USD	1,232	$1,054,561
Series 2006-40T1, Class 2A5, (1-mo. Term SOFR + 0.51%), 5.81%, 12/25/36(a)		2,263	464,027
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,402	690,308
Series 2006-J7, Class 2A1, (1-mo. LIBOR US + 1.50%), 6.71%, 11/20/46(a)		2,745	2,050,476
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.06%, 11/25/46(a)		4,237	3,601,942
Series 2006-OA16, Class A2, (1-mo. Term SOFR + 0.49%), 5.79%, 10/25/46(a)		2,752	2,517,850
Series 2006-OA18, Class A1, (1-mo. Term SOFR + 0.35%), 5.53%, 12/25/46(a)		1,597	1,391,333
Series 2006-OA6, Class 1A1A, (1-mo. Term SOFR + 0.53%), 5.83%, 07/25/46(a)		3,143	2,596,896
Series 2006-OA8, Class 1A1, (1-mo. Term SOFR + 0.49%), 5.79%, 07/25/46(a)		1,083	936,905
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,243	1,478,941
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,574	746,531
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,031	2,807,147
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,011	2,147,851
Series 2007-4CB, Class 1A3, (1-mo. Term SOFR + 0.46%), 5.75%, 04/25/37(a)		1,569	1,192,485
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.05%, 03/25/47(a)		1,911	1,619,107
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1-mo. Term SOFR + 0.51%), 5.81%, 04/25/46(a)		3,717	3,483,016
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,805	2,729,965
Csmc Trust(a)(b)
Series 2011-4R, Class 1A2, (1-mo. Term SOFR + 1.61%), 6.67%, 09/27/37		1,186	965,400
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	898,346
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	463,949
Series 2021-2, Class A1, 0.93%, 06/25/66		205	162,702
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		976	925,291

GS Mortgage-Backed Securities Trust, Series 2021- PJ7, Class A2, 2.50%, 01/25/52(a)(b)		2,087	1,674,867
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)(c)		1,055	1,021,517
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		529	493,680
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		338	314,977
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)(b)		2,000	1,425,801
Mill City Mortgage Trust, 6.24%, 12/26/67		1,802	1,786,619
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.14%, 05/26/37(b)(c)		3,932	3,865,712
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,651	1,439,804
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(c)		567	567,480
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		485	481,693

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Onslow Bay Financial LLC 6.57%, 06/25/63	USD	1,605	$1,610,628
6.52%, 07/25/63		1,653	1,652,609
PRKCM Trust, 6.48%, 06/25/58		1,633	1,621,791
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1-mo. Term SOFR + 0.71%), 6.01%, 08/25/36(a)		6,276	1,154,161
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)(c)		692	674,617
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)(c)		684	650,272
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,276,947
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	842,325
Verus Securitization Trust 6.48%, 06/15/26		1,418	1,418,648
Series 2022-3, Class A1, 4.13%, 02/25/67(b)(c)		482	442,055
Series 2022-7, Class A1, 5.15%, 07/25/67(b)(c)		1,847	1,782,483
Series 2022-INV2, Class A1, 6.79%, 10/25/67(b)(c)		506	507,173
Series 2023-1, Class A1, 5.85%, 12/25/67(b)(c)		320	316,236

			80,750,453

Commercial Mortgage-Backed Securities — 2.4%
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.26%, 10/15/36		916	912,624
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.26%, 12/15/38		600	587,974
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 6.01%, 06/15/38		1,532	1,502,118
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.23%, 02/15/39		1,353	1,311,818
BX Trust (1-mo. Term SOFR + 2.69%), 8.00%, 05/15/38		140	139,912
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.14%, 02/15/36(a)(b)		1,650	1,614,863
Series 2021-SDMF, Class A, (1-mo. Term SOFR + 0.70%), 5.93%, 09/15/34(a)(b)		199	193,881
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.39%, 10/15/39(a)(b)		650	650,000
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.24%, 11/15/37(a)(b)		101	100,105
CSMC 2021-BHAR, Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 7.34%, 11/15/38(a)(b)		270	264,177
CSMC Trust, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		485	435,737
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.59%, 07/15/38(a)(b)		317	309,920
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, (1-mo. Term SOFR + 0.73%), 5.95%, 08/15/36(a)(b)		600	597,165
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(b)		1,000	936,160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.47%, 03/15/39(a)(b)		1,600	1,583,959

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1-mo. Term SOFR + 1.11%), 6.41%, 04/25/31(a)(b)	USD	138	$137,146
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.41%, 05/15/37(a)(b)		500	486,767
Wells Fargo Commercial Mortgage Trust, Series 2016- LC25, Class A4, 3.64%, 12/15/59		1,600	1,498,619

			13,262,945

Total Non-Agency Mortgage-Backed Securities — 17.3% (Cost: $111,992,948)			95,179,824

Preferred Securities

Capital Trusts — 4.1%(a)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(h)(j)		395	356,582

Banks(j) — 1.2%
AIB Group PLC, 5.25%(g)	EUR	200	208,905
Banco Mercantil del Norte SA(b)
5.88%	USD	205	175,788
6.75%		292	284,941
Bank of East Asia Ltd., 5.88%(g)		250	230,625
Citigroup, Inc., Series P, 5.95%		135	131,020
Industrial & Commercial Bank of China Ltd., 3.20%(g)		210	195,747
Kasikornbank PCL, 5.28%(g)(h)		246	234,315
Nordea Bank Abp, 3.75%(b)		560	429,207
PNC Financial Services Group, Inc.(h)
Series V, 6.20%		377	362,863
Series W, 6.25%, 12/31/99		380	347,480
Rizal Commercial Banking Corp., 6.50%(g)		200	174,948
Wells Fargo & Co.
7.63%		800	822,512
Series S, 5.90%(h)		3,000	2,969,100

			6,567,451

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(h)(j)		2,845	2,353,953

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(g)(j)	EUR	200	216,052

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(j)	USD	220	190,074
EDP - Energias de Portugal SA, 5.94%, 04/23/83(g)	EUR	100	109,631
Electricite de France SA, 3.00%(g)(j)		200	189,114
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(h)	USD	2,500	2,325,566

			2,814,385

Financial Services(j) — 1.6%
Bank of America Corp., Series X, 6.25%(h)		2,925	2,897,797
Barclays PLC
4.38%(h)		585	425,436
8.00%		275	255,750
BNP Paribas SA, 6.88%(g)	EUR	200	215,525
Credit Agricole SA, 4.75%(b)	USD	260	212,264

Security		Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC, 6.00%(h)	USD	695	$635,619
Lloyds Banking Group PLC, 8.00%		345	322,920
NatWest Group PLC, 6.00%		1,185	1,108,982
Societe Generale SA, 6.75%(b)(h)		3,000	2,573,179
Woori Bank, 4.25%(g)		250	240,000

			8,887,472

Independent Power and Renewable Electricity Producers(b)(j) — 0.2%
NRG Energy, Inc., 10.25%		595	576,611
Vistra Corp., 7.00%		307	273,230

			849,841

Media — 0.0%
SES SA, 2.88%(g)(j)	EUR	100	94,282

Oil, Gas & Consumable Fuels(g)(j) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		100	100,330
Repsol International Finance BV, 4.25%		100	100,305

			200,635

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(g)		100	100,143

			22,440,796

		Shares

Preferred Stocks — 1.5%(a)(j)(n)

Capital Markets — 1.5%
Goldman Sachs Group, Inc., Series J		175,000	4,446,750
Morgan Stanley
Series F		100,000	2,560,000
Series K		60,125	1,440,595

			8,447,345

Total Preferred Securities — 5.6% (Cost: $32,998,566)			30,888,141

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.9%
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44	USD	4,728	4,428,415
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		604	547,638

			4,976,053

Mortgage-Backed Securities — 20.9%
Fannie Mae Mortgage-Backed Securities(h)
4.50%, 07/01/55		6,706	6,569,354
4.00%, 02/01/56 - 04/01/56		7,184	6,850,170
Uniform Mortgage-Backed Securities
4.50%, 11/01/23 - 08/14/53(h)(p)		20,269	19,548,278
1.50%, 05/01/31 - 06/01/31(h)		7,991	7,183,610
4.00%, 03/01/34 - 09/01/52(h)		41,012	38,405,549

23

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.50%, 08/14/53(p)	USD	10,000	$9,059,961
5.00%, 08/14/53(p)		11,000	10,745,195
5.50%, 08/14/53(p)		16,485	16,370,378

			114,732,495

Total U.S. Government Sponsored Agency Securities — 21.8% (Cost: $124,321,350)			119,708,548

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC, (Expires 12/16/31)(d)(n)		10	—

Total Warrants — 0.0% (Cost:$ —)			—

Total Long-Term Investments — 158.7% (Cost: $927,661,217)			871,596,420

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(q)(r)		3,471,080	3,471,080

		Par (000)

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 5.42%, 11/14/23(h)(s)	USD	231	227,450

Total Short-Term Securities — 0.7% (Cost: $3,698,541)			3,698,530

Total Investments Before TBA Sale Commitments — 159.4% (Cost: $931,359,758)			875,294,950

TBA Sale Commitments(p)

Mortgage-Backed Securities — (2.5)%
Uniform Mortgage-Backed Securities
4.00%, 08/14/53		(8,500)	(7,934,551)
5.50%, 08/14/53		(5,465)	(5,427,001)

Total TBA Sale Commitments — (2.5)% (Proceeds: $(13,502,568))			(13,361,552)

Total Investments, Net of TBA Sale Commitments — 156.9% (Cost: $917,857,190)			861,933,398
Liabilities in Excess of Other Assets — (56.9)%			(312,749,604)

Net Assets — 100.0%			$549,183,794

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than 1,000.
(f)	When-issued security.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Non-income producing security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.
(s)	Rates are discount rates or a range of discount rates as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,782,913	$—	$(8,311,833	)(a)	$—	$—	$3,471,080	3,471,080	$336,320	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
HSBC Securities (USA), Inc.	5.50	%(b)	12/28/22	Open		$304,500	$313,337	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/28/22	Open		455,000	468,204	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	04/17/23	Open		457,119	463,873	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/17/23	Open		359,500	364,802	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	04/17/23	Open		227,500	230,855	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	04/19/23	Open		316,975	315,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	04/19/23	Open		485,817	492,875	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	04/19/23	Open		847,500	859,691	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	04/19/23	Open		344,955	349,875	Capital Trusts	Open/Demand
BNP Paribas SA	5.49	(b)	04/19/23	Open		309,660	314,150	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment
Bank	5.50	(b)	04/19/23	Open		343,900	348,896	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment
Bank	5.50	(b)	04/19/23	Open		807,812	819,548	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment
Bank	5.52	(b)	04/19/23	Open		494,840	502,057	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment
Bank	5.52	(b)	04/19/23	Open		186,109	188,823	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	04/19/23	Open		269,775	273,578	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.45	(b)	04/19/23	Open		896,250	909,142	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		381,381	386,900	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		330,000	334,775	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		244,381	247,918	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		175,459	177,998	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		1,458,750	1,479,859	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		737,905	748,583	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		343,750	348,724	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		880,924	893,671	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	04/19/23	Open		626,652	635,721	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	04/19/23	Open		166,250	168,665	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	04/19/23	Open		212,438	215,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	04/19/23	Open		369,325	374,690	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	04/20/23	Open		2,643,469	2,681,805	Capital Trusts	Open/Demand
BNP Paribas SA	5.45	(b)	05/01/23	Open		212,450	215,155	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/01/23	Open		454,102	459,920	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	05/05/23	Open		187,875	190,146	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	05/10/23	Open		490,762	496,408	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/10/23	Open		436,395	441,594	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	05/25/23	Open		779,220	787,008	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50	(b)	05/30/23	Open		269,200	271,170	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	05/30/23	Open		207,835	209,589	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	05/30/23	Open		965,360	973,673	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	05/30/23	Open		224,824	226,798	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	05/30/23	Open		462,775	466,919	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	05/30/23	Open		335,026	338,027	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	05/30/23	Open		733,500	740,069	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	05/30/23	Open		1,049,977	1,059,471	Corporate Bonds	Open/Demand

25

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas SA	5.65	%(b)	05/30/23	Open		$214,170	$216,108	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/30/23	Open		196,725	198,497	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/30/23	Open		404,375	408,017	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/30/23	Open		428,250	432,107	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/30/23	Open		317,400	320,259	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	05/30/23	Open		264,500	266,882	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	05/30/23	Open		222,500	224,504	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	05/30/23	Open		1,989,212	2,007,198	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	05/30/23	Open		605,069	610,540	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	05/30/23	Open		539,000	543,943	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	05/30/23	Open		431,250	435,205	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	05/30/23	Open		521,250	526,030	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	05/30/23	Open		540,225	545,110	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	05/30/23	Open		1,448,219	1,461,313	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	05/30/23	Open		702,674	709,289	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	05/30/23	Open		317,000	319,985	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/01/23	Open		605,600	610,889	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/02/23	Open		256,800	258,914	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/02/23	Open		315,286	317,882	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/07/23	Open		781,250	787,344	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/07/23	Open		960,000	967,488	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/07/23	Open		191,509	193,003	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/07/23	Open		2,061,930	2,078,013	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/07/23	Open		262,975	265,038	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/13/23	Open		1,240,435	1,249,383	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	06/13/23	Open		1,708,354	1,720,840	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	06/15/23	Open		263,895	265,645	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	06/15/23	Open		310,376	312,435	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/15/23	Open		828,719	834,225	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/15/23	Open		1,049,880	1,056,856	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		534,375	537,994	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		316,631	318,776	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		840,125	845,815	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		1,443,619	1,453,395	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		1,628,191	1,639,218	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		1,195,706	1,203,804	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/15/23	Open		905,669	911,802	Corporate Bonds	Open/Demand
Barclays Capital, Inc	1.00	(b)	06/21/23	Open		322,910	323,269	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	06/21/23	Open		1,081,276	1,087,452	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	06/21/23	Open		359,400	361,453	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	06/21/23	Open		366,850	368,986	Corporate Bonds	Open/Demand
BNP Paribas SA	5.55	(b)	06/21/23	Open		1,314,135	1,321,874	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment
Bank	5.52	(b)	06/21/23	Open		328,185	330,107	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/21/23	Open		193,681	194,807	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/21/23	Open		405,625	407,982	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/21/23	Open		913,270	918,577	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/21/23	Open		373,500	375,670	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/21/23	Open		249,739	251,190	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.60	(b)	06/21/23	Open		1,444,575	1,453,162	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		616,400	619,996	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		345,500	347,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		381,375	383,600	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		549,500	552,705	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		785,000	789,579	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		363,500	365,620	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		330,225	332,151	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		479,050	481,844	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		744,375	748,717	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		724,500	728,726	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		378,000	380,205	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		256,525	258,021	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets, LLC	5.50	%(b)	06/21/23	Open		$213,850	$215,097	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		648,750	652,534	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		630,875	634,555	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		433,125	435,652	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		534,625	537,744	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		336,500	338,463	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		1,267,500	1,274,894	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		584,187	587,595	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	06/21/23	Open		421,875	424,336	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/21/23	Open		212,713	213,951	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/21/23	Open		299,565	301,309	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/21/23	Open		226,875	228,196	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/21/23	Open		452,500	455,135	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	06/22/23	Open		453,230	455,764	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	06/22/23	Open		493,950	496,711	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	06/23/23	Open		5,598,600	5,630,139	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	06/23/23	Open		3,052,657	3,070,185	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		239,375	240,734	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		438,262	440,750	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		331,075	332,954	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		262,238	263,726	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		264,344	265,844	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		301,200	302,910	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		848,250	853,065	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		380,531	382,691	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	06/23/23	Open		290,938	292,589	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	06/23/23	Open		250,425	251,890	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	06/23/23	Open		267,923	269,490	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	06/23/23	Open		190,350	191,464	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	06/23/23	Open		557,000	560,258	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/26/23	Open		684,000	687,478	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/27/23	Open		255,150	256,410	Corporate Bonds	Open/Demand
BNP Paribas SA	5.60	(b)	06/29/23	Open		831,792	835,748	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/30/23	Open		235,928	236,921	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	07/03/23	Open		1,173,672	1,178,683	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	07/03/23	Open		237,448	238,379	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	07/03/23	Open		530,400	532,643	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	07/06/23	Open		855,000	858,070	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	07/06/23	Open		1,990,000	1,997,241	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/07/23	Open		3,295,000	3,305,511	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.40	(b)	07/11/23	Open		253,875	254,638	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.45	(b)	07/11/23	Open		472,895	474,261	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.55	(b)	07/11/23	Open		264,420	265,199	Corporate Bonds	Open/Demand
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		2,049,167	2,054,932	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		1,945,852	1,951,326	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		2,724,383	2,732,047	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		1,473,566	1,477,711	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		339,614	340,570	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		223,543	224,172	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		4,057,314	4,068,727	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		1,145,305	1,148,527	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		30,750,924	30,835,742	U.S. Government Sponsored Agency Securities	Up to 30 Days

27

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Cantor Fitzgerald & Co.	5.33%		07/12/23	08/14/23		$656,254	$658,100	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		401,156	402,284	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		1,539,793	1,544,125	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		6,394,480	6,412,468	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		1,449,296	1,453,373	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		4,722,046	4,735,329	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		2,931,971	2,940,219	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.33		07/12/23	08/14/23		1,815,070	1,820,176	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	07/12/23	Open		1,578,360	1,582,717	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	07/17/23	Open		2,108,856	2,113,162	Capital Trusts	Open/Demand
Barclays Bank PLC	5.50	(b)	07/17/23	Open		683,437	684,833	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	07/17/23	Open		1,580,587	1,583,815	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/19/23	Open		450,187	450,972	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50	(b)	07/20/23	Open		64,500	64,584	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.30	(b)	07/20/23	Open		162,855	163,106	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.40	(b)	07/20/23	Open		247,973	248,363	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.45	(b)	07/20/23	Open		325,215	325,732	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		596,679	597,636	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		265,662	266,088	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		315,240	315,746	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		202,813	203,138	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		471,361	472,117	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		193,772	194,083	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		155,750	156,000	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50	(b)	07/20/23	Open		153,750	153,997	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.55	(b)	07/20/23	Open		195,858	196,175	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.55	(b)	07/20/23	Open		156,509	156,762	Foreign Agency Obligations	Open/Demand
J.P. Morgan Securities LLC	5.63	(b)	07/20/23	Open		271,375	271,821	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	07/25/23	Open		341,700	341,979	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		550,500	550,977	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		319,605	319,882	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	07/26/23	Open		770,259	770,821	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.25		07/27/23	08/16/23		630,000	630,158	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		140,130	140,214	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		635,556	635,938	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		361,030	361,247	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		172,138	172,241	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		578,750	579,097	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		321,250	321,443	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		319,225	319,417	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		414,675	414,924	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		167,188	167,288	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		07/27/23	08/16/23		429,266	429,524	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		07/27/23	08/16/23		420,282	420,537	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		07/27/23	08/16/23		220,990	221,124	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		07/27/23	08/16/23		692,540	692,959	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		07/27/23	08/16/23		201,500	201,622	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		237,615	237,760	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		384,230	384,465	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		333,125	333,329	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		551,250	551,587	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		1,381,380	1,382,224	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		358,750	358,969	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		07/27/23	08/16/23		375,625	375,855	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
J.P. Morgan Securities LLC	5.50%	07/27/23	08/16/23		$393,414	$393,654	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50	07/27/23	08/16/23		270,788	270,953	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50	07/27/23	08/16/23		328,500	328,701	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50	07/27/23	08/16/23		166,759	166,861	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50	07/27/23	08/16/23		331,270	331,472	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50	07/27/23	08/16/23		301,569	301,753	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50	07/27/23	08/16/23		631,507	631,893	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.60	07/27/23	08/16/23		971,547	972,152	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65	07/27/23	08/16/23		189,375	189,494	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65	07/27/23	08/16/23		885,764	886,320	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65	07/27/23	08/16/23		293,963	294,147	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.70	07/27/23	08/16/23		428,397	428,669	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.75	07/27/23	08/16/23		219,375	219,515	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	5.80	07/27/23	08/16/23		165,166	165,273	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.80	07/27/23	08/16/23		439,500	439,783	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.45	07/27/23	08/17/23		437,500	437,765	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.45	07/27/23	08/17/23		196,075	196,194	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.45	07/27/23	08/17/23		411,250	411,499	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.45	07/27/23	08/17/23		1,960,200	1,961,387	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.60	07/27/23	08/17/23		1,255,000	1,255,781	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	(3.75)	07/27/23	08/17/23		124,110	123,851	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.75	07/27/23	08/17/23		423,660	423,884	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.75	07/27/23	08/17/23		73,255	73,294	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45	07/27/23	08/17/23		255,375	255,530	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45	07/27/23	08/17/23		400,481	400,724	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.55	07/27/23	08/17/23		2,223,750	2,225,121	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.55	07/27/23	08/17/23		1,152,999	1,153,710	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.60	07/27/23	08/17/23		1,206,122	1,206,873	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.60	07/27/23	08/17/23		1,035,306	1,035,950	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	0.25	07/27/23	08/18/23		393,750	393,761	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.50	07/27/23	08/18/23		438,277	438,399	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25	07/27/23	08/18/23		521,875	522,063	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50	07/27/23	08/18/23		475,312	475,497	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.75	07/27/23	08/18/23		336,281	336,421	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	07/27/23	08/18/23		193,630	193,719	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	07/27/23	08/18/23		200,173	200,273	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.70	07/27/23	08/18/23		343,750	343,930	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	07/27/23	08/18/23		635,002	635,366	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	07/27/23	08/18/23		959,900	960,449	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	07/27/23	08/18/23		439,552	439,806	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	07/27/23	08/18/23		547,000	547,319	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	07/27/23	08/18/23		269,850	270,007	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	07/27/23	08/18/23		91,575	91,628	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	07/27/23	08/18/23		2,699,375	2,700,950	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30	07/27/23	08/18/23		128,250	128,326	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.32	07/27/23	08/18/23		272,380	272,541	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.33	07/27/23	08/18/23		503,382	503,681	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	07/27/23	08/18/23		144,163	144,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	07/27/23	08/18/23		605,130	605,490	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	07/27/23	08/18/23		440,588	440,850	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	07/27/23	08/18/23		1,600,620	1,601,571	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	07/27/23	08/18/23		1,230,155	1,230,886	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		110,293	110,359	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		795,794	796,271	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		730,710	731,148	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		441,926	442,191	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		654,027	654,420	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		596,489	596,847	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		277,013	277,179	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		290,505	290,679	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		834,000	834,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		353,750	353,962	Corporate Bonds	Up to 30 Days

29

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	5.40%	07/27/23	08/18/23		$354,060	$354,272	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		531,000	531,319	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		362,538	362,755	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		82,388	82,437	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		289,688	289,861	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		437,942	438,205	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		360,000	360,216	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		574,062	574,407	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		184,275	184,386	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		381,568	381,796	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		142,250	142,335	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		437,086	437,349	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	07/27/23	08/18/23		861,360	861,877	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.43	07/27/23	08/18/23		2,093,262	2,094,525	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		604,205	604,571	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		333,125	333,327	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		759,987	760,448	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		750,537	750,992	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		310,300	310,488	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		703,369	703,795	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		255,925	256,080	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		932,422	932,987	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		344,380	344,589	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		385,639	385,872	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		527,500	527,819	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	07/27/23	08/18/23		285,154	285,326	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.49	07/27/23	08/18/23		2,240,625	2,241,992	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		829,759	830,266	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		656,719	657,120	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		364,375	364,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		345,844	346,055	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		587,632	587,992	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		121,555	121,629	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		3,224,415	3,226,385	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		842,500	843,015	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		2,531,250	2,532,797	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		548,550	548,885	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		986,512	987,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		314,265	314,457	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,667,820	1,668,839	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,031,965	1,032,596	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		321,250	321,446	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,547,410	1,548,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,260,146	1,260,916	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,146,206	1,146,907	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		154,020	154,114	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		697,590	698,016	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		170,048	170,151	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,261,365	1,262,136	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		162,146	162,245	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,654,160	1,655,171	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		508,365	508,676	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		1,617,715	1,618,704	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		362,160	362,381	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		232,125	232,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		256,620	256,777	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		278,618	278,788	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		231,019	231,160	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		179,400	179,510	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		76,505	76,552	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		130,425	130,505	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	07/27/23	08/18/23		249,080	249,232	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	5.50%		07/27/23	08/18/23		$241,258	$241,405	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		07/27/23	08/18/23		733,954	734,402	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		07/27/23	08/18/23		191,888	192,005	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		07/27/23	08/18/23		415,562	415,816	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		07/27/23	08/18/23		321,825	322,022	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		07/27/23	08/18/23		1,037,376	1,038,010	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53		07/27/23	08/18/23		1,982,812	1,984,031	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		246,373	246,524	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		902,120	902,676	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		166,980	167,083	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		164,000	164,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		703,185	703,619	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		184,110	184,224	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		147,964	148,055	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		492,844	493,148	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		146,160	146,250	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		151,940	152,034	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		101,490	101,553	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		262,864	263,026	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		209,300	209,429	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		344,453	344,665	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		313,853	314,046	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		194,950	195,070	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		140,563	140,649	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		284,635	284,811	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55		07/27/23	08/18/23		652,038	652,440	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		07/27/23	08/18/23		352,069	352,287	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59		07/27/23	08/18/23		414,965	415,223	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		646,717	647,120	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		318,255	318,453	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		432,750	433,019	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		1,563,281	1,564,254	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		383,017	383,256	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		507,825	508,141	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		07/27/23	08/18/23		349,530	349,747	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		353,750	353,972	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		445,802	446,082	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		703,575	704,017	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		791,587	792,084	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		665,500	665,918	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		198,669	198,793	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		86,624	86,678	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65		07/27/23	08/18/23		333,349	333,558	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.38	(b)	07/27/23	Open		227,304	227,474	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/27/23	Open		336,300	336,505	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.24		07/28/23	08/17/23		164,855	164,879	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.24		07/28/23	08/17/23		206,136	206,166	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.40		07/28/23	08/17/23		128,431	128,450	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.50		07/28/23	08/18/23		262,256	262,336	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.30	(b)	07/28/23	Open		115,500	115,534	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		187,895	187,924	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		342,436	342,488	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		323,910	323,959	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		233,442	233,477	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		217,290	217,323	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		315,056	315,104	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	07/28/23	Open		206,508	206,540	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	07/28/23	Open		303,254	303,299	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	07/28/23	Open		202,507	202,537	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	07/28/23	Open		170,190	170,216	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	07/28/23	Open		182,880	182,907	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	07/28/23	Open		134,400	134,421	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Societe Generale	5.47	%(b)	07/28/23	Open		$453,787	$453,856	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		212,063	212,095	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		260,219	260,258	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		371,963	372,019	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		272,363	272,404	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		249,763	249,763	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		172,350	172,376	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		112,556	112,573	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		124,963	124,981	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		117,500	117,518	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		310,000	310,047	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		574,687	574,775	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		1,122,650	1,122,821	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		2,078,815	2,079,131	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		762,500	762,616	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		89,355	89,369	Corporate Bonds	Open/Demand
Societe Generale	5.47	(b)	07/28/23	Open		170,000	170,026	Corporate Bonds	Open/Demand
Societe Generale	5.63	(b)	07/28/23	Open		239,711	239,749	Corporate Bonds	Open/Demand
Societe Generale	5.63	(b)	07/28/23	Open		248,575	248,614	Corporate Bonds	Open/Demand
Societe Generale	5.63	(b)	07/28/23	Open		281,751	281,795	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		514,350	514,428	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		195,263	195,292	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		84,975	84,988	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		213,188	213,220	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		186,780	186,808	Corporate Bonds	Open/Demand

						$291,072,411	$292,084,373

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	64	09/29/23	$12,997	$(102,670)
5-Year U.S. Treasury Note	1,687	09/29/23	180,311	(2,585,756)

				(2,688,426)

Short Contracts
10-Year Japanese Government Treasury Bonds	7	09/12/23	7,223	53,738
10-Year U.S. Treasury Note	316	09/20/23	35,224	783,955
10-Year U.S. Ultra Long Treasury Note	278	09/20/23	32,543	618,363
U.S. Long Bond	355	09/20/23	44,242	714,670
Ultra U.S. Treasury Bond	149	09/20/23	19,743	340,349

				2,511,075

				$(177,351)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	149,360	EUR	134,415	Morgan Stanley & Co. International PLC	09/14/23	$1,264
USD	42,818	EUR	38,000	Citibank N.A.	09/20/23	937
USD	110,421	EUR	98,000	Citibank N.A.	09/20/23	2,413

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	136,383	EUR	121,000	Citibank N.A.	09/20/23	$3,027
USD	176,261	EUR	158,000	Deutsche Bank AG	09/20/23	2,126
USD	112,715	EUR	100,000	State Street Bank and Trust Co.	09/20/23	2,503
USD	189,265	GBP	146,000	Deutsche Bank AG	09/20/23	1,857
USD	212,148	JPY	29,588,000	The Bank of New York Mellon	09/20/23	2,579

						16,706

USD	105,878	EUR	97,038	Citibank N.A.	09/14/23	(1,037)
USD	1,132,959	EUR	1,046,746	Toronto-Dominion Bank	09/14/23	(20,332)
JPY	29,588,528	USD	209,887	Toronto-Dominion Bank	09/20/23	(314)
USD	9,553,773	EUR	8,706,000	BNP Paribas SA	09/20/23	(41,278)
USD	105,350	EUR	96,000	Deutsche Bank AG	09/20/23	(454)
USD	178,100	EUR	165,000	Royal Bank of Canada	09/20/23	(3,749)
USD	10,884	EUR	10,000	State Street Bank and Trust Co.	09/20/23	(138)
USD	50,928	EUR	47,000	State Street Bank and Trust Co.	09/20/23	(871)
USD	126,944	GBP	101,000	Bank of America N.A.	09/20/23	(2,702)
USD	966,847	GBP	754,000	BNP Paribas SA	09/20/23	(1,000)
USD	122,789	GBP	97,000	State Street Bank and Trust Co.	09/20/23	(1,722)

						(73,597)

						$(56,891)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD	4,140	$(169,674)	$3,962	$(173,636)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD	23,910	(412,627)	(156,921)	(255,706)

						$(582,301)	$(152,959)	$(429,342)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.06%	Annual	3.31%	Annual	N/A	12/01/42	USD	1,800	$(86,482)	$42	$(86,524)
1-Day SOFR, 5.06%	Annual	3.53%	Annual	N/A	11/10/52	USD	3,000	62,494	92	62,402

								$(23,988)	$134	$(24,122)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/ Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	23,620	$4,735,417	$1,642,190	$3,093,227

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Thyssenkrupp AG	1.00%	Quarterly	Bank of America N.A.	12/20/23	BB	EUR	20	$76	$(159)	$235
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	20	1,384	1,402	(18)

33

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	20	$1,274	$(509)	$1,783
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	BB-	EUR	20	959	(603)	1,562
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	BB-	EUR	10	486	309	177
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	10	472	318	154
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BBB-	EUR	30	4,056	1,865	2,191
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R	EUR	38	4,831	1,363	3,468
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	10	(207)	(880)	673
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	60	(1,242)	(8,421)	7,179
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	9	(2,382)	(1,870)	(512)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	5	(1,432)	(1,105)	(327)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	15	(4,025)	(3,106)	(919)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	4	(1,167)	(925)	(242)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	9	(2,444)	(1,928)	(516)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	7	(1,772)	(1,378)	(394)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	23	(1,998)	(3,126)	1,128
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B	EUR	27	(2,422)	(4,059)	1,637
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	N/R	EUR	7	(275)	(475)	200
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	9,448	(1,894,167)	(460,352)	(1,433,815)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	4,724	(947,084)	(229,910)	(717,174)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	9,448	(1,894,168)	(227,654)	(1,666,514)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	407	(87,268)	(41,420)	(45,848)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	2,972	(707,831)	(553,871)	(153,960)

								$(5,536,346)	$(1,536,494)	$(3,999,852)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$104,570,171	$1,633,700	$106,203,871
Common Stocks	4,949,424	—	—	4,949,424
Corporate Bonds
Aerospace & Defense	—	21,979,774	—	21,979,774
Automobile Components	—	7,547,926	—	7,547,926
Automobiles	—	10,220,817	—	10,220,817
Banks	—	6,394,605	—	6,394,605
Beverages	—	14,241,043	—	14,241,043
Biotechnology	—	932,631	—	932,631
Broadline Retail	—	144,866	—	144,866
Building Materials	—	6,373,785	—	6,373,785
Building Products	—	6,520,164	—	6,520,164
Capital Markets	—	7,762,704	—	7,762,704
Chemicals	—	11,010,019	—	11,010,019
Commercial Services & Supplies	—	9,752,696	—	9,752,696
Communications Equipment	—	2,390,341	—	2,390,341
Construction & Engineering	—	1,577,971	—	1,577,971
Construction Materials	—	572,554	—	572,554
Consumer Discretionary	—	14,269,914	—	14,269,914
Consumer Finance	—	10,423,038	—	10,423,038
Consumer Staples Distribution & Retail	—	4,979,203	—	4,979,203
Containers & Packaging	—	3,355,309	—	3,355,309
Diversified Consumer Services	—	11,924,281	—	11,924,281
Diversified REITs	—	3,898,227	—	3,898,227
Diversified Telecommunication Services	—	11,958,916	—	11,958,916
Education	—	229,620	—	229,620
Electric Utilities	—	6,811,782	—	6,811,782
Electrical Equipment	—	1,868,017	—	1,868,017
Electronic Equipment, Instruments & Components	—	3,707,148	—	3,707,148
Energy Equipment & Services	—	4,585,967	—	4,585,967
Environmental, Maintenance & Security Service	—	4,485,491	—	4,485,491
Financial Services	—	11,065,605	—	11,065,605
Food Products	—	4,544,112	—	4,544,112
Gas Utilities	—	450,605	—	450,605
Ground Transportation	—	2,534,595	—	2,534,595
Health Care Equipment & Supplies	—	2,196,232	—	2,196,232
Health Care Providers & Services	—	13,215,872	—	13,215,872
Health Care Technology	—	3,485,017	—	3,485,017
Hotels, Restaurants & Leisure	—	19,284,616	—	19,284,616
Household Durables	—	2,379,018	—	2,379,018
Household Products	—	226,320	—	226,320
Independent Power and Renewable Electricity Producers	—	3,525,256	—	3,525,256
Industrial Conglomerates	—	225,398	—	225,398
Insurance	—	12,636,070	—	12,636,070
Interactive Media & Services	—	817,117	—	817,117
Internet Software & Services	—	6,063,619	—	6,063,619
IT Services	—	5,873,304	—	5,873,304
Leisure Products	—	553,680	—	553,680
Machinery	—	7,076,638	—	7,076,638
Media	—	38,771,964	—	38,771,964
Metals & Mining	—	15,551,669	—	15,551,669
Multi-Utilities	—	360,868	—	360,868
Offshore Drilling & Other Services	—	2,182,251	—	2,182,251
Oil, Gas & Consumable Fuels	85,058	64,870,504	1,287,244	66,242,806
Passenger Airlines	—	7,181,248	—	7,181,248
Personal Care Products	—	339,949	—	339,949
Pharmaceuticals	—	7,182,126	—	7,182,126
Real Estate	—	118,048	—	118,048

35

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Real Estate Management & Development	$—	$2,628,776	$—	$2,628,776
Retail REITs	—	176,460	—	176,460
Semiconductors & Semiconductor Equipment	—	3,052,251	—	3,052,251
Software	—	14,008,210	—	14,008,210
Specialized REITs	—	1,635,047	—	1,635,047
Specialty Retail	—	1,503,332	—	1,503,332
Technology Hardware, Storage & Peripherals	—	1,104,400	—	1,104,400
Textiles, Apparel & Luxury Goods	—	617,700	—	617,700
Tobacco	—	2,003,152	—	2,003,152
Transportation Infrastructure	—	2,867,472	—	2,867,472
Utilities	—	159,531	—	159,531
Wireless Telecommunication Services	—	6,302,533	—	6,302,533
Floating Rate Loan Interests	—	38,829,740	243,989	39,073,729
Foreign Agency Obligations	—	14,749,401	—	14,749,401
Municipal Bonds	—	781,806	—	781,806
Non-Agency Mortgage-Backed Securities	—	95,179,824	—	95,179,824
Preferred Securities
Capital Trusts	—	22,440,796	—	22,440,796
Preferred Stocks	8,447,345	—	—	8,447,345
U.S. Government Sponsored Agency Securities	—	119,708,548	—	119,708,548
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,471,080	—	—	3,471,080
U.S. Treasury Obligations	—	227,450	—	227,450
Liabilities
Investments
TBA Sale Commitments	—	(13,361,552)	—	(13,361,552)

	$16,952,907	$841,815,558	$3,164,933	$861,933,398

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$3,113,614	$—	$3,113,614
Foreign Currency Exchange Contracts	—	16,706	—	16,706
Interest Rate Contracts	2,511,075	62,402	—	2,573,477
Liabilities
Credit Contracts	—	(4,449,581)	—	(4,449,581)
Foreign Currency Exchange Contracts	—	(73,597)	—	(73,597)
Interest Rate Contracts	(2,688,426)	(86,524)	—	(2,774,950)

	$(177,351)	$(1,416,980)	$—	$(1,594,331)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $292,084,373 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

Portfolio Abbreviation (continued)

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTA	Month Treasury Average

PCL	Public Company Limited

PIK	Payment-in-Kind

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Multi-Sector Income Trust (BIT)

Portfolio Abbreviation (continued)

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

37